NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

December 31, 2014

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
153,203 shares (cost $2,302,687)	$2,170,892
Stock Index Fund, Inc. - Initial Shares (DSIF)
14,250 shares (cost $425,643)	641,129
Stock Index Fund, Inc. - Service Shares (DSIFS)
39,530 shares (cost $1,351,866)	1,780,015
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,014 shares (cost $53,804)	92,573
Floating-Rate Income Fund (ETVFR)
2,140 shares (cost $19,663)	19,663
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
3,069 shares (cost $13,315)	17,741
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
18,797 shares (cost $87,522)	107,897
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
5,220 shares (cost $120,990)	104,190
Investors Growth Stock Series - Service Class (MIGSC)
92,658 shares (cost $913,890)	1,448,247
Mid Cap Growth Series - Service Class (MMCGSC)
186,634 shares (cost $1,043,482)	1,573,326
New Discovery Series - Service Class (MNDSC)
94,791 shares (cost $1,520,872)	1,450,300
Value Series - Service Class (MVFSC)
135,174 shares (cost $1,770,475)	2,710,233
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
45,483 shares (cost $919,642)	975,151
Core Plus Fixed Income Portfolio - Class II (MSVF2)
30,356 shares (cost $320,567)	323,291
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
17,547 shares (cost $327,061)	334,802
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
164,627 shares (cost $2,845,924)	4,099,211
American Funds NVIT Bond Fund - Class II (GVABD2)
86,936 shares (cost $989,771)	1,002,368
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
57,803 shares (cost $1,225,268)	1,779,168
American Funds NVIT Growth Fund - Class II (GVAGR2)
32,041 shares (cost $1,687,409)	2,693,059
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,112 shares (cost $559,768)	833,010
Federated NVIT High Income Bond Fund - Class I (HIBF)
27,453 shares (cost $191,010)	182,565
NVIT Emerging Markets Fund - Class II (GEM2)
151,025 shares (cost $1,702,076)	1,640,135
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
17,932 shares (cost $171,794)	183,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
8,129 shares (cost $85,108)	81,701
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
418 shares (cost $4,822)	6,906
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,906 shares (cost $29,779)	31,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
100,816 shares (cost $1,100,350)	1,097,889
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
78,195 shares (cost $856,719)	925,834
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
53,674 shares (cost $530,328)	648,383
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
41,391 shares (cost $448,841)	440,814
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
179,849 shares (cost $1,989,462)	2,159,983
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
14,617 shares (cost $155,769)	162,399
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
109,406 shares (cost $1,202,993)	1,253,796
NVIT Core Bond Fund - Class I (NVCBD1)
626 shares (cost $6,982)	6,837
NVIT Core Bond Fund - Class II (NVCBD2)
44,931 shares (cost $498,348)	488,849
NVIT Core Plus Bond Fund - Class II (NVLCP2)
47,604 shares (cost $554,496)	544,110
NVIT Nationwide Fund - Class II (TRF2)
4,389 shares (cost $35,559)	63,907
NVIT Government Bond Fund - Class I (GBF)
552,129 shares (cost $6,479,239)	6,112,063
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
318,564 shares (cost $2,970,670)	4,119,032
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
48,598 shares (cost $681,530)	751,817
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
3,363 shares (cost $51,302)	59,938
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
644,389 shares (cost $6,563,694)	6,720,974
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,557,361 shares (cost $25,640,928)	34,166,341
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,273,859 shares (cost $12,687,774)	17,668,428
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
822,514 shares (cost $8,129,378)	9,787,922
NVIT Mid Cap Index Fund - Class I (MCIF)
18,832 shares (cost $361,442)	472,490
NVIT Mid Cap Index Fund - Class II (MCIF2)
114,084 shares (cost $2,016,824)	2,846,392
NVIT Money Market Fund - Class I (SAM)
16,855,191 shares (cost $16,855,191)	16,855,191
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,836 shares (cost $21,230)	20,232
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,964 shares (cost $33,385)	29,881
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
49,402 shares (cost $556,053)	494,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,085 shares (cost $38,398)	41,180
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
272,319 shares (cost $2,428,797)	3,197,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
3,349 shares (cost $41,975)	41,194
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,106 shares (cost $295,959)	309,094
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
36,989 shares (cost $624,037)	746,432
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,533 shares (cost $62,377)	87,747
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
74,800 shares (cost $738,660)	1,166,125
NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,489 shares (cost $207,057)	292,864
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,006 shares (cost $883,126)	1,291,179
NVIT Short Term Bond Fund - Class II (NVSTB2)
16,807 shares (cost $177,365)	174,285
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,244,503 shares (cost $36,097,680)	51,040,002
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,758,480 shares (cost $28,346,855)	39,864,740
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,170 shares (cost $41,967)	38,455
NVIT Real Estate Fund - Class II (NVRE2)
193,701 shares (cost $1,753,837)	1,627,088
VPS Growth and Income Portfolio - Class B (ALVGIB)
79,197 shares (cost $1,417,729)	2,352,948
VPS International Value Portfolio - Class B (ALVIVB)
30,969 shares (cost $623,151)	415,291
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,046 shares (cost $484,750)	807,646
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
157,845 shares (cost $2,425,649)	3,439,432
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
5,243 shares (cost $114,315)	120,421
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
15,385 shares (cost $168,864)	283,083
Managed Tail Risk Fund II: Service Shares (FCA2S)
144,287 shares (cost $854,187)	799,348
High Income Bond Fund II - Service Shares (FHIBS)
416,464 shares (cost $2,814,591)	2,861,109
Kaufmann Fund II - Primary Shares (FVK2)
7,904 shares (cost $119,836)	149,538
Quality Bond Fund II - Primary Shares (FQB)
137,566 shares (cost $1,481,328)	1,571,005
Quality Bond Fund II - Service Shares (FQBS)
326,672 shares (cost $3,663,250)	3,714,262
Equity-Income Portfolio - Initial Class (FEIP)
421,674 shares (cost $8,852,945)	10,234,024
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
118,054 shares (cost $1,008,511)	1,803,868
High Income Portfolio - Initial Class (FHIP)
1,192,049 shares (cost $6,176,157)	6,580,108
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
67,037 shares (cost $947,846)	1,283,767

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
	38,756 shares (cost $501,650)	737,530
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
	22,325 shares (cost $319,867)	422,834
VIP Asset Manager Portfolio - Initial Class (FAMP)
	139,991 shares (cost $1,982,661)	2,400,842
VIP Asset Manager Portfolio - Service Class (FAMS)
	92,887 shares (cost $1,300,277)	1,581,872
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
	45,723 shares (cost $621,974)	769,526
VIP Balanced Portfolio - Initial Class (FBP)
	788,712 shares (cost $11,773,131)	13,352,886
VIP Balanced Portfolio - Service Class (FBS)
	151,261 shares (cost $2,230,942)	2,550,265
VIP Balanced Portfolio - Service Class 2 (FB2)
	101,236 shares (cost $1,437,890)	1,681,536
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
	133,402 shares (cost $1,388,413)	1,770,250
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
	15,826 shares (cost $149,665)	212,860
VIP Equity-Income Portfolio - Service Class (FEIS)
	350,208 shares (cost $7,612,965)	8,468,030
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
	469,465 shares (cost $9,666,225)	11,187,344
VIP Growth & Income Portfolio - Initial Class (FGIP)
	266,236 shares (cost $3,808,077)	5,532,376
VIP Growth & Income Portfolio - Service Class (FGIS)
	311,013 shares (cost $4,400,165)	6,419,312
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
	199,317 shares (cost $2,527,535)	4,072,040
VIP Growth Portfolio - Initial Class (FGP)
	160,346 shares (cost $5,513,736)	10,178,769
VIP Growth Portfolio - Service Class (FGS)
	145,643 shares (cost $4,862,932)	9,222,141
VIP Growth Portfolio - Service Class 2 (FG2)
	121,606 shares (cost $4,956,822)	7,636,874
VIP High Income Portfolio - Initial Class R (FHIPR)
	160,464 shares (cost $920,013)	882,551
VIP High Income Portfolio - Service Class (FHIS)
	576,236 shares (cost $2,994,439)	3,163,536
VIP High Income Portfolio - Service Class 2 (FHI2)
	414,218 shares (cost $1,967,520)	2,220,208
VIP High Income Portfolio - Service Class 2R (FHI2R)
	140,826 shares (cost $786,154)	756,237
VIP High Income Portfolio - Service Class R (FHISR)
	56,619 shares (cost $323,193)	309,142
VIP Index 500 Portfolio - Initial Class (FIP)
	106,826 shares (cost $14,750,556)	22,232,681
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
	857,809 shares (cost $11,080,106)	10,971,383
VIP Mid Cap Portfolio - Initial Class (FMCP)
	72,182 shares (cost $2,086,746)	2,719,823

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Mid Cap Portfolio - Service Class (FMCS)
	185,700 shares (cost $5,352,465)	6,952,597
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
	386,174 shares (cost $11,059,934)	14,226,643
VIP Money Market Portfolio - Initial Class (FMMP)
	5,042,190 shares (cost $5,042,190)	5,042,190
VIP Overseas Portfolio - Initial Class (FOP)
	403,406 shares (cost $7,470,898)	7,543,690
VIP Overseas Portfolio - Service Class (FOS)
	85,727 shares (cost $1,604,859)	1,597,090
VIP Overseas Portfolio - Service Class 2 (FO2)
	80,878 shares (cost $1,563,087)	1,500,279
VIP Overseas Portfolio - Service Class 2 R (FO2R)
	80,725 shares (cost $1,330,149)	1,481,298
VIP Overseas Portfolio - Service Class R (FOSR)
	16,228 shares (cost $232,262)	301,671
VIP Value Portfolio - Service Class 2 (FV2)
	27,894 shares (cost $307,689)	443,242
VIP Value Strategies Portfolio - Service Class (FVSS)
	8,708 shares (cost $86,281)	132,010
VIP Value Portfolio - Service Class (FVS)
	14,347 shares (cost $172,178)	230,125
VIP Growth Strategies Portfolio - Service Class (FAGRS)
	2,843 shares (cost $20,550)	40,340
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
	39,063 shares (cost $260,288)	538,677
Rising Dividends Securities Fund - Class 1 (FTVRDI)
	39,289 shares (cost $707,791)	1,164,146
Templeton Foreign Securities Fund - Class 1 (TIF)
	8,613 shares (cost $117,881)	132,117
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
	78,291 shares (cost $583,533)	580,917
Socially Responsive Portfolio - I Class Shares (AMSRS)
	9,699 shares (cost $151,745)	231,621
Global Securities Fund/VA - Non-Service Shares (OVGS)
	6,539 shares (cost $266,728)	258,286
Global Securities Fund/VA - Service Class (OVGSS)
	106,584 shares (cost $3,734,685)	4,168,507
Main Street Fund(R)/VA - Service Class (OVGIS)
	143,750 shares (cost $2,978,637)	4,791,173
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
	16,855 shares (cost $303,729)	447,667
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
	20,949 shares (cost $447,257)	550,124
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
	40,055 shares (cost $222,984)	212,290
Global Strategic Income Fund/VA: Service Shares (OVSBS)
	869,351 shares (cost $4,597,611)	4,711,881
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
	24,118 shares (cost $284,575)	253,960
Low Duration Portfolio - Advisor Class (PMVLAD)
	106,299 shares (cost $1,123,789)	1,124,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
4,972 shares (cost $70,329)	63,093
VT Growth & Income Fund: Class IB (PVGIB)
5,327 shares (cost $79,657)	139,153
VT International Equity Fund: Class IB (PVTIGB)
7,637 shares (cost $96,218)	100,809
VT Small Cap Value Fund: Class IB (PVTSCB)
3,501 shares (cost $44,400)	57,874
VT Voyager Fund: Class IB (PVTVB)
13,280 shares (cost $527,655)	730,907
VI American Franchise Fund - Series II Shares (ACEG2)
39,273 shares (cost $1,311,186)	2,106,228
VI Comstock Fund - Series II Shares (ACC2)
253,495 shares (cost $2,931,455)	4,836,683
VI Core Equity Fund - Series I Shares (AVGI)
2,138 shares (cost $59,776)	87,700
VI Core Equity Fund - Series II Shares (AVCE2)
17,495 shares (cost $477,168)	709,234
VI International Growth Fund - Series II Shares (AVIE2)
4,749 shares (cost $105,227)	163,445
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
9,897 shares (cost $102,875)	139,147
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
11,611 shares (cost $395,734)	286,086
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
13,691 shares (cost $412,210)	347,338
Variable Insurance Portfolios - Asset Strategy (WRASP)
109,408 shares (cost $1,113,620)	1,189,081
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
56,266 shares (cost $538,953)	560,411

Total Investments	$472,140,801

Other Accounts Receivable	12,851
Accounts Receivable-VIP Value Strategies Portfolio - Service Class (FVSS)	37
Accounts Receivable-VT Small Cap Value Fund: Class IB (PVTSCB)	25
Accounts Receivable-NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	19
Accounts Receivable-Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	9

Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(3)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(37)
Accounts Payable-VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(38)
Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(3,614)
Accounts Payable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(4,674)

$472,145,376

Contract Owners' Equity:
Accumulation units	471,449,267
Contracts in payout (annuitization) period (note 1f)	696,109

Total Contract Owners' Equity (note 5)	$472,145,376

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2
Reinvested dividends	$6,555,627	48,798	11,361	28,910	978	215	-	-
Mortality and expense risk charges (note 2)	(5,868,794)	(25,136)	(7,182)	(21,108)	(988)	(59)	(205)	(1,313)

Net investment income (loss)	686,833	23,662	4,179	7,802	(10)	156	(205)	(1,313)

Realized gain (loss) on investments	18,390,347	26,588	60,179	242,338	4,088	(373)	3,430	14,160
Change in unrealized gain (loss) on investments	(12,028,773)	(224,959)	1,029	(63,355)	198	-	(2,376)	(5,210)

Net gain (loss) on investments	6,361,574	(198,371)	61,208	178,983	4,286	(373)	1,054	8,950

Reinvested capital gains	17,647,404	188,481	8,270	23,286	6,397	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$24,695,811	13,772	73,657	210,071	10,673	(217)	849	7,637

Investment Activity:	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2
Reinvested dividends	$1,871	3,944	-	-	36,465	19,909	9,469	5,924
Mortality and expense risk charges (note 2)	(816)	(16,626)	(18,880)	(21,159)	(33,623)	(12,472)	(3,417)	(3,366)

Net investment income (loss)	1,055	(12,682)	(18,880)	(21,159)	2,842	7,437	6,052	2,558

Realized gain (loss) on investments	(45)	67,869	100,865	87,574	352,596	48,877	(1,665)	10,400
Change in unrealized gain (loss) on investments	(16,799)	(207)	(147,455)	(637,799)	(207,630)	(52,742)	15,693	(13,863)

Net gain (loss) on investments	(16,844)	67,662	(46,590)	(550,225)	144,966	(3,865)	14,028	(3,463)

Reinvested capital gains	961	79,660	169,793	370,049	85,556	-	-	34,848

Net increase (decrease) in contract owners' equity resulting from operations	$(14,828)	134,640	104,323	(201,335)	233,364	3,572	20,080	33,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6
Reinvested dividends	$40,088	12,354	13,172	12,149	6,670	8,313	17,952	7,287
Mortality and expense risk charges (note 2)	(47,078)	(12,048)	(19,974)	(29,588)	(8,838)	(1,695)	(15,933)	(2,122)

Net investment income (loss)	(6,990)	306	(6,802)	(17,439)	(2,168)	6,618	2,019	5,165

Realized gain (loss) on investments	467,196	19,019	113,386	237,577	53,886	(1,184)	26,171	662
Change in unrealized gain (loss) on investments	(293,365)	14,161	(96,893)	(38,880)	12,956	(8,444)	(85,377)	(9,420)

Net gain (loss) on investments	173,831	33,180	16,493	198,697	66,842	(9,628)	(59,206)	(8,758)

Reinvested capital gains	6,589	8,788	-	-	7,636	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$173,430	42,274	9,691	181,258	72,310	(3,010)	(57,187)	(3,593)

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$651	65	527	22,401	21,431	15,856	9,741	51,574
Mortality and expense risk charges (note 2)	(939)	(70)	(389)	(12,557)	(10,526)	(7,353)	(5,599)	(26,067)

Net investment income (loss)	(288)	(5)	138	9,844	10,905	8,503	4,142	25,507

Realized gain (loss) on investments	3,969	25	8,931	10,004	26,620	26,476	9,252	159,793
Change in unrealized gain (loss) on investments	(14,202)	575	(4,355)	(36,094)	(33,723)	(35,544)	(14,206)	(161,081)

Net gain (loss) on investments	(10,233)	600	4,576	(26,090)	(7,103)	(9,068)	(4,954)	(1,288)

Reinvested capital gains	12,828	-	-	51,211	23,556	20,905	13,423	50,864

Net increase (decrease) in contract owners' equity resulting from operations	$2,307	595	4,714	34,965	27,358	20,340	12,611	75,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA
Reinvested dividends	$3,944	28,606	195	12,726	11,481	611	127,167	69,908
Mortality and expense risk charges (note 2)	(1,894)	(13,572)	(165)	(4,731)	(6,663)	(897)	(72,373)	(53,799)

Net investment income (loss)	2,050	15,034	30	7,995	4,818	(286)	54,794	16,109

Realized gain (loss) on investments	12,581	15,830	(254)	2,591	1,861	22,246	(131,089)	393,920
Change in unrealized gain (loss) on investments	(21,643)	(27,724)	1,084	3,176	15,393	(14,269)	299,171	(248,956)

Net gain (loss) on investments	(9,062)	(11,894)	830	5,767	17,254	7,977	168,082	144,964

Reinvested capital gains	13,337	29,975	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$6,325	33,115	860	13,762	22,072	7,691	222,876	161,073

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2
Reinvested dividends	$13,051	1,084	123,173	587,329	302,637	178,843	4,850	25,914
Mortality and expense risk charges (note 2)	(10,235)	(802)	(81,137)	(439,316)	(225,927)	(130,774)	(5,570)	(35,848)

Net investment income (loss)	2,816	282	42,036	148,013	76,710	48,069	(720)	(9,934)

Realized gain (loss) on investments	46,447	6,529	130,079	319,838	63,786	368,255	54,058	207,837
Change in unrealized gain (loss) on investments	(20,991)	(5,159)	(202,078)	929,940	550,062	(230,997)	(39,222)	(125,947)

Net gain (loss) on investments	25,456	1,370	(71,999)	1,249,778	613,848	137,258	14,836	81,890

Reinvested capital gains	3,535	822	208,005	-	-	199,356	24,374	161,802

Net increase (decrease) in contract owners' equity resulting from operations	$31,807	2,474	178,042	1,397,791	690,558	384,683	38,490	233,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2
Reinvested dividends	$-	1,258	689	11,446	98	32,421	-	3,831
Mortality and expense risk charges (note 2)	(190,704)	(529)	(274)	(4,454)	(458)	(38,329)	(976)	(2,420)

Net investment income (loss)	(190,704)	729	415	6,992	(360)	(5,908)	(976)	1,411

Realized gain (loss) on investments	-	5,377	(37)	(7,881)	607	308,952	2,403	4,943
Change in unrealized gain (loss) on investments	-	(9,526)	(3,504)	(61,543)	215	(335,115)	(13,363)	(18,811)

Net gain (loss) on investments	-	(4,149)	(3,541)	(69,424)	822	(26,163)	(10,960)	(13,868)

Reinvested capital gains	-	2,707	-	-	2,932	308,698	10,522	48,621

Net increase (decrease) in contract owners' equity resulting from operations	$(190,704)	(713)	(3,126)	(62,432)	3,394	276,627	(1,414)	36,164

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$-	482	3,578	501	-	1,690	366,547	183,791
Mortality and expense risk charges (note 2)	(9,271)	(976)	(14,161)	(3,198)	(17,547)	(2,366)	(716,358)	(430,993)

Net investment income (loss)	(9,271)	(494)	(10,583)	(2,697)	(17,547)	(676)	(349,811)	(247,202)

Realized gain (loss) on investments	91,937	16,823	107,564	17,588	184,646	(83)	2,638,490	2,028,844
Change in unrealized gain (loss) on investments	(192,172)	(19,587)	(150,185)	(61,508)	(406,566)	80	(3,989,397)	(3,101,553)

Net gain (loss) on investments	(100,235)	(2,764)	(42,621)	(43,920)	(221,920)	(3)	(1,350,907)	(1,072,709)

Reinvested capital gains	112,214	7,980	113,334	44,393	223,233	-	5,338,506	4,187,339

Net increase (decrease) in contract owners' equity resulting from operations	$2,708	4,722	60,130	(2,224)	(16,234)	(679)	3,637,788	2,867,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS
Reinvested dividends	$2,330	41,588	26,170	15,271	-	16,568	-	1,828
Mortality and expense risk charges (note 2)	(921)	(16,308)	(27,742)	(5,933)	(9,347)	(42,194)	(847)	(3,188)

Net investment income (loss)	1,409	25,280	(1,572)	9,338	(9,347)	(25,626)	(847)	(1,360)

Realized gain (loss) on investments	1,226	46,993	118,445	(34,614)	78,561	256,743	17	36,141
Change in unrealized gain (loss) on investments	(15,213)	(103,400)	63,060	(9,171)	21,398	(385,025)	6,107	(42,410)

Net gain (loss) on investments	(13,987)	(56,407)	181,505	(43,785)	99,959	(128,282)	6,124	(6,269)

Reinvested capital gains	3,838	372,342	-	-	-	408,692	-	17,363

Net increase (decrease) in contract owners' equity resulting from operations	$(8,740)	341,215	179,933	(34,447)	90,612	254,784	5,277	9,734

Investment Activity:	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$16,001	193,446	-	66,935	142,592	287,738	14,411	389,527
Mortality and expense risk charges (note 2)	(9,944)	(38,988)	(1,852)	(19,227)	(44,697)	(150,415)	(22,600)	(101,873)

Net investment income (loss)	6,057	154,458	(1,852)	47,708	97,895	137,323	(8,189)	287,654

Realized gain (loss) on investments	3,919	56,067	18,964	31,188	96,241	(150,862)	154,070	(111,844)
Change in unrealized gain (loss) on investments	(211,528)	(162,622)	(26,295)	(30,086)	(96,816)	624,900	(47,067)	(164,183)

Net gain (loss) on investments	(207,609)	(106,555)	(7,331)	1,102	(575)	474,038	107,003	(276,027)

Reinvested capital gains	180,014	-	20,062	-	-	144,532	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(21,538)	47,903	10,879	48,810	97,320	755,893	98,814	11,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS
Reinvested dividends	$14,036	7,368	3,346	36,487	22,276	9,866	194,351	33,747
Mortality and expense risk charges (note 2)	(20,336)	(7,739)	(4,367)	(36,325)	(16,124)	(9,437)	(187,694)	(26,745)

Net investment income (loss)	(6,300)	(371)	(1,021)	162	6,152	429	6,657	7,002

Realized gain (loss) on investments	143,616	51,458	9,081	75,663	11,312	35,914	279,466	67,461
Change in unrealized gain (loss) on investments	(63,082)	(14,174)	11,021	(84,609)	(19,081)	(36,430)	(853,394)	(198,899)

Net gain (loss) on investments	80,534	37,284	20,102	(8,946)	(7,769)	(516)	(573,928)	(131,438)

Reinvested capital gains	1,062	597	337	124,219	75,767	44,771	1,692,680	361,346

Net increase (decrease) in contract owners' equity resulting from operations	$75,296	37,510	19,418	115,435	74,150	44,684	1,125,409	236,910

Investment Activity:	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2
Reinvested dividends	$21,324	3,736	827	230,705	293,424	95,288	105,001	61,494
Mortality and expense risk charges (note 2)	(18,694)	(22,001)	(2,038)	(88,725)	(130,954)	(79,311)	(69,674)	(43,951)

Net investment income (loss)	2,630	(18,265)	(1,211)	141,980	162,470	15,977	35,327	17,543

Realized gain (loss) on investments	11,802	184,199	6,976	(148,851)	(181,967)	334,616	480,602	91,169
Change in unrealized gain (loss) on investments	(90,068)	(73,487)	4,334	524,924	667,000	140,876	86,712	230,354

Net gain (loss) on investments	(78,266)	110,712	11,310	376,073	485,033	475,492	567,314	321,523

Reinvested capital gains	219,291	62,058	8,306	119,344	159,672	1,541	1,899	1,043

Net increase (decrease) in contract owners' equity resulting from operations	$143,655	154,505	18,405	637,397	807,175	493,010	604,540	340,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR
Reinvested dividends	$18,738	8,442	-	52,533	185,568	129,639	43,260	17,982
Mortality and expense risk charges (note 2)	(146,589)	(96,619)	(87,008)	(13,436)	(34,973)	(25,997)	(10,942)	(3,752)

Net investment income (loss)	(127,851)	(88,177)	(87,008)	39,097	150,595	103,642	32,318	14,230

Realized gain (loss) on investments	910,734	1,249,125	699,436	7,169	(41,294)	23,430	15,267	9,300
Change in unrealized gain (loss) on investments	211,594	(233,761)	108,447	(49,439)	(92,243)	(127,205)	(41,533)	(20,795)

Net gain (loss) on investments	1,122,328	1,015,364	807,883	(42,270)	(133,537)	(103,775)	(26,266)	(11,495)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$994,477	927,187	720,875	(3,173)	17,058	(133)	6,052	2,735

Investment Activity:	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS
Reinvested dividends	$348,855	238,372	6,933	11,030	2,688	583	108,241	21,243
Mortality and expense risk charges (note 2)	(260,837)	(138,497)	(35,258)	(68,756)	(162,874)	(72,761)	(117,168)	(17,795)

Net investment income (loss)	88,018	99,875	(28,325)	(57,726)	(160,186)	(72,178)	(8,927)	3,448

Realized gain (loss) on investments	916,813	197,168	47,945	89,192	534,974	-	(149,225)	(31,878)
Change in unrealized gain (loss) on investments	1,510,811	229,616	40,456	148,795	(41,076)	-	(665,912)	(140,420)

Net gain (loss) on investments	2,427,624	426,784	88,401	237,987	493,898	-	(815,137)	(172,298)

Reinvested capital gains	19,365	4,742	66,382	164,519	353,125	-	2,222	480

Net increase (decrease) in contract owners' equity resulting from operations	$2,535,007	531,401	126,458	344,780	686,837	(72,178)	(821,842)	(168,370)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2
Reinvested dividends	$17,593	17,978	4,020	4,861	1,217	2,841	3	-
Mortality and expense risk charges (note 2)	(17,913)	(19,403)	(3,890)	(4,883)	(1,453)	(2,138)	(365)	(6,043)

Net investment income (loss)	(320)	(1,425)	130	(22)	(236)	703	(362)	(6,043)

Realized gain (loss) on investments	(22,253)	176,705	27,658	6,144	44,430	988	1,680	19,173
Change in unrealized gain (loss) on investments	(137,191)	(362,367)	(60,952)	18,216	(37,496)	11,220	3,212	45,671

Net gain (loss) on investments	(159,444)	(185,662)	(33,294)	24,360	6,934	12,208	4,892	64,844

Reinvested capital gains	443	439	93	17,399	-	8,771	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(159,321)	(186,648)	(33,071)	41,737	6,698	21,682	4,530	58,801

Investment Activity:	FTVRDI	TIF	FTVFA2	AMSRS	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$17,636	3,341	14,910	827	3,780	36,949	28,132	3,847
Mortality and expense risk charges (note 2)	(12,547)	(1,730)	(6,385)	(2,665)	(2,402)	(41,069)	(55,929)	(4,690)

Net investment income (loss)	5,089	1,611	8,525	(1,838)	1,378	(4,120)	(27,797)	(843)

Realized gain (loss) on investments	45,255	(3,223)	978	31,854	7,254	74,577	208,938	26,937
Change in unrealized gain (loss) on investments	12,920	(16,267)	(3,681)	(8,929)	(17,858)	(216,508)	140,929	(43,654)

Net gain (loss) on investments	58,175	(19,490)	(2,703)	22,925	(10,604)	(141,931)	349,867	(16,717)

Reinvested capital gains	21,858	-	455	-	15,422	194,410	98,905	61,809

Net increase (decrease) in contract owners' equity resulting from operations	$85,122	(17,879)	6,277	21,087	6,196	48,359	420,975	44,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVGIB	PVTIGB
Reinvested dividends	$3,431	9,108	207,655	8,755	12,426	1,905	1,701	1,097
Mortality and expense risk charges (note 2)	(6,449)	(2,421)	(58,614)	(5,585)	(13,198)	(519)	(1,391)	(1,240)

Net investment income (loss)	(3,018)	6,687	149,041	3,170	(772)	1,386	310	(143)

Realized gain (loss) on investments	47,451	(744)	22,269	(40,629)	4,643	(17)	9,935	(53)
Change in unrealized gain (loss) on investments	(70,487)	(2,114)	(92,790)	56,519	(7,241)	(7,236)	1,873	(8,124)

Net gain (loss) on investments	(23,036)	(2,858)	(70,521)	15,890	(2,598)	(7,253)	11,808	(8,177)

Reinvested capital gains	76,159	-	-	747	-	1,257	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$50,105	3,829	78,520	19,807	(3,370)	(4,610)	12,118	(8,320)

Investment Activity:	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI
Reinvested dividends	$414	6,624	-	52,563	1,184	4,923	2,420	54
Mortality and expense risk charges (note 2)	(745)	(9,440)	(26,115)	(55,691)	(1,690)	(8,972)	(2,069)	(1,672)

Net investment income (loss)	(331)	(2,816)	(26,115)	(3,128)	(506)	(4,049)	351	(1,618)

Realized gain (loss) on investments	9,399	82,739	160,354	143,070	51,379	93,864	56,102	11,125
Change in unrealized gain (loss) on investments	(28,480)	(36,261)	9,839	225,821	(40,410)	(42,842)	(58,677)	(19,563)

Net gain (loss) on investments	(19,081)	46,478	170,193	368,891	10,969	51,022	(2,575)	(8,438)

Reinvested capital gains	20,478	16,997	-	-	661	3,504	-	15,544

Net increase (decrease) in contract owners' equity resulting from operations	$1,066	60,659	144,078	365,763	11,124	50,477	(2,224)	5,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VWHAS	VWHA	WRASP	WFVSCG	OVGS3	OVGS4	HIBF3	GEM6
Reinvested dividends	$-	400	8,504	-	-	-	4,811	7,149
Mortality and expense risk charges (note 2)	(3,612)	(4,744)	(19,817)	(4,044)	(1,161)	(9,263)	(791)	(6,616)

Net investment income (loss)	(3,612)	(4,344)	(11,313)	(4,044)	(1,161)	(9,263)	4,020	533

Realized gain (loss) on investments	24,622	686	232,955	6,371	126,784	1,005,923	(3,138)	(17,768)
Change in unrealized gain (loss) on investments	(119,156)	(83,183)	(559,864)	(20,245)	(126,108)	(1,004,334)	5,409	(49,816)

Net gain (loss) on investments	(94,534)	(82,497)	(326,909)	(13,874)	676	1,589	2,271	(67,584)

Reinvested capital gains	-	-	225,410	30,246	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(98,146)	(86,841)	(112,812)	12,328	(485)	(7,674)	6,291	(67,051)

Investment Activity:	GVDIV3	GVDIV6

Reinvested dividends	$1,012	13,842
Mortality and expense risk charges (note 2)	(147)	(1,987)

Net investment income (loss)	865	11,855

Realized gain (loss) on investments	4,790	85,860
Change in unrealized gain (loss) on investments	(6,081)	(103,406)

Net gain (loss) on investments	(1,291)	(17,546)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(426)	(5,691)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		MLVGA3		DSIF		DSIFS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$686,833	1,162,279	23,662	(4,236)	4,179	5,657	7,802	8,917
Realized gain (loss) on investments	18,390,347	13,358,499	26,588	117,781	60,179	111,621	242,338	263,031
Change in unrealized gain (loss) on investments	(12,028,773)	77,133,130	(224,959)	94,607	1,029	83,788	(63,355)	198,493
Reinvested capital gains	17,647,404	8,121,614	188,481	89,595	8,270	8,860	23,286	20,411

Net increase (decrease) in contract owners’ equity resulting from operations	24,695,811	99,775,522	13,772	297,747	73,657	209,926	210,071	490,852

Equity transactions:
Purchase payments received from contract owners (note 3)	8,101,925	8,605,393	16,238	12,520	11,233	6,874	84,664	58,521
Transfers between funds	-	-	157,303	(53,149)	(30,105)	(5,649)	(185,153)	285,519
Redemptions (note 3)	(80,692,432)	(95,841,396)	(199,461)	(360,784)	(121,295)	(252,114)	(359,002)	(489,394)
Annuity benefits	(129,307)	(111,899)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29,080)	(32,069)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(32,545)	(24,199)	(49)	(76)	(6)	-	(215)	(188)
Adjustments to maintain reserves	11,203	14,617	(54)	(100)	39	(40)	(67)	(87)

Net equity transactions	(72,770,236)	(87,389,553)	(26,023)	(401,589)	(140,134)	(250,929)	(459,773)	(145,629)

Net change in contract owners’ equity	(48,074,425)	12,385,969	(12,251)	(103,842)	(66,477)	(41,003)	(249,702)	345,223
Contract owners’ equity beginning of period	520,219,801	507,833,832	2,183,074	2,286,916	707,651	748,654	2,029,663	1,684,440

Contract owners’ equity end of period	$472,145,376	520,219,801	2,170,823	2,183,074	641,174	707,651	1,779,961	2,029,663

CHANGES IN UNITS:
Beginning units	28,470,817	33,696,518	142,150	168,317	36,717	50,707	95,774	104,351
Units purchased	2,359,730	2,525,158	13,452	69,690	691	1,882	12,658	24,498
Units redeemed	(6,301,996)	(7,750,859)	(15,263)	(95,857)	(7,770)	(15,872)	(33,537)	(33,075)

Ending units	24,528,551	28,470,817	140,339	142,150	29,638	36,717	74,895	95,774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSRG		ETVFR		IVKMG1		IVKMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(10)	216	156	-	(205)	(162)	(1,313)	(904)
Realized gain (loss) on investments	4,088	10,554	(373)	-	3,430	547	14,160	3,626
Change in unrealized gain (loss) on investments	198	16,317	-	-	(2,376)	7,290	(5,210)	27,425
Reinvested capital gains	6,397	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,673	27,087	(217)	-	849	7,675	7,637	30,147

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	12,266	-
Transfers between funds	(2,986)	(1,986)	48,416	-	3,501	-	(3,976)	34
Redemptions (note 3)	(5,290)	(23,810)	(28,536)	-	(13,434)	(8,231)	(14,077)	(27,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	8	(4)	-	(6)	(9)	6	(46)

Net equity transactions	(8,269)	(25,788)	19,876	-	(9,939)	(8,240)	(5,781)	(27,205)

Net change in contract owners’ equity	2,404	1,299	19,659	-	(9,090)	(565)	1,856	2,942
Contract owners’ equity beginning of period	90,206	88,907	-	-	26,827	27,392	106,042	103,100

Contract owners’ equity end of period	$92,610	90,206	19,659	-	17,737	26,827	107,898	106,042

CHANGES IN UNITS:
Beginning units	5,119	6,697	-	-	2,029	2,807	8,055	10,573
Units purchased	-	-	4,865	-	251	-	3,397	546
Units redeemed	(434)	(1,578)	(2,883)	-	(1,025)	(778)	(3,758)	(3,064)

Ending units	4,685	5,119	1,982	-	1,255	2,029	7,694	8,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	LZREMS		MIGSC		MMCGSC		MNDSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,055	-	(12,682)	(11,316)	(18,880)	(19,494)	(21,159)	(22,952)
Realized gain (loss) on investments	(45)	-	67,869	101,107	100,865	14,067	87,574	112,940
Change in unrealized gain (loss) on investments	(16,799)	-	(207)	237,783	(147,455)	495,204	(637,799)	548,208
Reinvested capital gains	961	-	79,660	45,052	169,793	6,342	370,049	17,287

Net increase (decrease) in contract owners’ equity resulting from operations	(14,828)	-	134,640	372,626	104,323	496,119	(201,335)	655,483

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,260	4,354	23,294	26,650	25,404	63,964
Transfers between funds	119,265	-	(7,620)	15,727	(12,186)	(16,500)	(284,114)	75,702
Redemptions (note 3)	(247)	-	(211,815)	(353,101)	(325,909)	(229,777)	(376,764)	(229,248)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(70)	-	(32)	(8)	(54)
Adjustments to maintain reserves	1	-	(68)	(114)	(124)	(149)	(74)	(129)

Net equity transactions	119,019	-	(215,243)	(333,204)	(314,925)	(219,808)	(635,556)	(89,765)

Net change in contract owners’ equity	104,191	-	(80,603)	39,422	(210,602)	276,311	(836,891)	565,718
Contract owners’ equity beginning of period	-	-	1,528,763	1,489,341	1,783,856	1,507,545	2,287,169	1,721,451

Contract owners’ equity end of period	$104,191	-	1,448,160	1,528,763	1,573,254	1,783,856	1,450,278	2,287,169

CHANGES IN UNITS:
Beginning units	-	-	93,353	117,108	134,673	154,064	102,483	107,570
Units purchased	11,049	-	492	2,767	3,289	4,321	2,120	13,454
Units redeemed	(24)	-	(13,222)	(26,522)	(27,339)	(23,712)	(33,725)	(18,541)

Ending units	11,025	-	80,623	93,353	110,623	134,673	70,878	102,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MVIVSC		MSVF2		NVAMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,842	(5,909)	7,437	818	6,052	7,809	2,558	2,030
Realized gain (loss) on investments	352,596	247,742	48,877	26,748	(1,665)	22,457	10,400	1,616
Change in unrealized gain (loss) on investments	(207,630)	583,142	(52,742)	81,663	15,693	(34,974)	(13,863)	20,270
Reinvested capital gains	85,556	8,655	-	-	-	-	34,848	2,474

Net increase (decrease) in contract owners’ equity resulting from operations	233,364	833,630	3,572	109,229	20,080	(4,708)	33,943	26,390

Equity transactions:
Purchase payments received from contract owners (note 3)	8,991	39,628	251,769	2,620	36,395	48,335	-	-
Transfers between funds	(11,189)	846	106,404	350,395	28,174	305,320	21,121	244,316
Redemptions (note 3)	(453,813)	(625,843)	(120,915)	(68,432)	(82,842)	(391,537)	(20,135)	(4,267)
Annuity benefits	(3,871)	(313)	-	-	(2,161)	(176)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(349)	(19)	-	-	(23)	-	-
Adjustments to maintain reserves	(107)	(163)	(53)	(25)	(36)	(63)	(45)	(6)

Net equity transactions	(459,989)	(586,194)	237,186	284,558	(20,470)	(38,144)	941	240,043

Net change in contract owners’ equity	(226,625)	247,436	240,758	393,787	(390)	(42,852)	34,884	266,433
Contract owners’ equity beginning of period	2,936,778	2,689,342	734,361	340,574	323,624	366,476	299,895	33,462

Contract owners’ equity end of period	$2,710,153	2,936,778	975,119	734,361	323,234	323,624	334,779	299,895

CHANGES IN UNITS:
Beginning units	136,730	169,504	48,519	28,442	23,731	28,028	14,663	2,136
Units purchased	7,477	7,656	26,753	29,747	12,565	26,884	2,583	12,829
Units redeemed	(28,491)	(40,430)	(10,545)	(9,670)	(13,975)	(31,181)	(2,598)	(302)

Ending units	115,716	136,730	64,727	48,519	22,321	23,731	14,648	14,663

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,990)	8,145	306	7,688	(6,802)	(13,090)	(17,439)	(20,021)
Realized gain (loss) on investments	467,196	290,807	19,019	44,885	113,386	124,478	237,577	91,801
Change in unrealized gain (loss) on investments	(293,365)	571,203	14,161	(108,314)	(96,893)	346,902	(38,880)	607,501
Reinvested capital gains	6,589	1,044	8,788	397	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	173,430	871,199	42,274	(55,344)	9,691	458,290	181,258	679,281

Equity transactions:
Purchase payments received from contract owners (note 3)	45,714	46,866	679	365	(1)	720	(2)	3,680
Transfers between funds	123,842	209,596	(11,180)	(174,029)	(24,995)	(1,609)	(109,849)	(19,222)
Redemptions (note 3)	(906,522)	(586,254)	(255,514)	(286,363)	(191,916)	(296,129)	(384,160)	(172,769)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(207)	(259)	-	(79)	-	(20)	-	(189)
Adjustments to maintain reserves	(96)	(77)	(65)	(87)	(66)	(79)	(73)	(69)

Net equity transactions	(737,269)	(330,128)	(266,080)	(460,193)	(216,978)	(297,117)	(494,084)	(188,569)

Net change in contract owners’ equity	(563,839)	541,071	(223,806)	(515,537)	(207,287)	161,173	(312,826)	490,712
Contract owners’ equity beginning of period	4,663,034	4,121,963	1,226,093	1,741,630	1,986,456	1,825,283	3,005,839	2,515,127

Contract owners’ equity end of period	$4,099,195	4,663,034	1,002,287	1,226,093	1,779,169	1,986,456	2,693,013	3,005,839

CHANGES IN UNITS:
Beginning units	323,074	349,039	106,248	145,295	126,264	147,651	211,865	227,329
Units purchased	13,347	23,242	2,525	2,405	5,949	3,048	480	2,229
Units redeemed	(63,133)	(49,207)	(24,909)	(41,452)	(19,812)	(24,435)	(34,713)	(17,693)

Ending units	273,288	323,074	83,864	106,248	112,401	126,264	177,632	211,865

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGI2		HIBF		GEM2		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,168)	(93)	6,618	-	2,019	(410)	5,165	(907)
Realized gain (loss) on investments	53,886	49,407	(1,184)	-	26,171	2,498	662	135
Change in unrealized gain (loss) on investments	12,956	172,796	(8,444)	-	(85,377)	(4,513)	(9,420)	24,101
Reinvested capital gains	7,636	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,310	222,110	(3,010)	-	(57,187)	(2,425)	(3,593)	23,329

Equity transactions:
Purchase payments received from contract owners (note 3)	365	365	-	-	10,035	-	-	-
Transfers between funds	(34,266)	109,638	194,614	-	1,712,898	-	23,884	7,546
Redemptions (note 3)	(78,746)	(129,199)	(9,039)	-	(334,217)	(43,546)	(3,416)	(3,739)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(8)	-	-	(30)	-	-	-
Adjustments to maintain reserves	(20)	(59)	(18)	-	(123)	(66)	(16)	(30)

Net equity transactions	(112,667)	(19,263)	185,557	-	1,388,563	(43,612)	20,452	3,777

Net change in contract owners’ equity	(40,357)	202,847	182,547	-	1,331,376	(46,037)	16,859	27,106
Contract owners’ equity beginning of period	873,349	670,502	-	-	308,668	354,705	166,397	139,291

Contract owners’ equity end of period	$832,992	873,349	182,547	-	1,640,044	308,668	183,256	166,397

CHANGES IN UNITS:
Beginning units	69,286	69,933	-	-	11,457	13,083	18,072	17,583
Units purchased	1,242	11,166	21,930	-	70,576	-	2,603	1,058
Units redeemed	(9,905)	(11,813)	(3,404)	-	(16,170)	(1,626)	(400)	(569)

Ending units	60,623	69,286	18,526	-	65,863	11,457	20,275	18,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(288)	228	(5)	(3)	138	(106)	9,844	(163)
Realized gain (loss) on investments	3,969	6,522	25	12	8,931	2,344	10,004	99
Change in unrealized gain (loss) on investments	(14,202)	11,195	575	1,343	(4,355)	6,089	(36,094)	34,519
Reinvested capital gains	12,828	4,849	-	-	-	-	51,211	2,777

Net increase (decrease) in contract owners’ equity resulting from operations	2,307	22,794	595	1,352	4,714	8,327	34,965	37,232

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,000	-	-	-	-
Transfers between funds	(48,214)	91,466	-	-	25,073	11,304	60	961,134
Redemptions (note 3)	(886)	(3,949)	-	-	(31,348)	(1,287)	(37,483)	(2,651)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(3)	(2)	(1)	(7)	(12)	1	(5)

Net equity transactions	(49,105)	87,514	(2)	1,999	(6,282)	10,005	(37,422)	958,478

Net change in contract owners’ equity	(46,798)	110,308	593	3,351	(1,568)	18,332	(2,457)	995,710
Contract owners’ equity beginning of period	128,493	18,185	6,316	2,965	33,022	14,690	1,100,352	104,642

Contract owners’ equity end of period	$81,695	128,493	6,909	6,316	31,454	33,022	1,097,895	1,100,352

CHANGES IN UNITS:
Beginning units	10,248	2,062	447	288	2,346	1,429	87,629	10,678
Units purchased	60	12,625	-	159	1,971	1,846	495	77,203
Units redeemed	(4,192)	(4,439)	-	-	(2,273)	(929)	(3,548)	(252)

Ending units	6,116	10,248	447	447	2,044	2,346	84,576	87,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,905	2,874	8,503	2,269	4,142	3,016	25,507	12,937
Realized gain (loss) on investments	26,620	80,055	26,476	8,251	9,252	17,833	159,793	198,735
Change in unrealized gain (loss) on investments	(33,723)	42,068	(35,544)	80,512	(14,206)	(10,573)	(161,081)	153,391
Reinvested capital gains	23,556	25,966	20,905	16,917	13,423	9,349	50,864	72,984

Net increase (decrease) in contract owners’ equity resulting from operations	27,358	150,963	20,340	107,949	12,611	19,625	75,083	438,047

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	183	944	10,845	97,228	11,908
Transfers between funds	109,598	23,805	57,873	(5,830)	(93,622)	241,286	(2,514)	572,514
Redemptions (note 3)	(211,962)	(486,057)	(69,885)	(13,395)	(60,775)	(257,781)	(790,531)	(876,929)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(162)
Adjustments to maintain reserves	(33)	2	(12)	(27)	(23)	(14)	(36)	(65)

Net equity transactions	(102,397)	(462,250)	(12,024)	(19,069)	(153,476)	(5,664)	(695,853)	(292,734)

Net change in contract owners’ equity	(75,039)	(311,287)	8,316	88,880	(140,865)	13,961	(620,770)	145,313
Contract owners’ equity beginning of period	1,000,844	1,312,131	640,054	551,174	581,652	567,691	2,780,738	2,635,425

Contract owners’ equity end of period	$925,805	1,000,844	648,370	640,054	440,787	581,652	2,159,968	2,780,738

CHANGES IN UNITS:
Beginning units	80,386	119,404	50,767	52,398	48,967	49,725	221,127	243,547
Units purchased	8,586	2,113	4,366	15	2,702	23,622	14,653	59,185
Units redeemed	(16,943)	(41,131)	(5,551)	(1,646)	(15,294)	(24,380)	(69,170)	(81,605)

Ending units	72,029	80,386	49,582	50,767	36,375	48,967	166,610	221,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,050	(292)	15,034	3,611	30	281	7,995	4,512
Realized gain (loss) on investments	12,581	52,442	15,830	65,877	(254)	1,384	2,591	6,742
Change in unrealized gain (loss) on investments	(21,643)	166	(27,724)	41,799	1,084	(2,834)	3,176	(31,928)
Reinvested capital gains	13,337	6,902	29,975	31,563	-	313	-	4,813

Net increase (decrease) in contract owners’ equity resulting from operations	6,325	59,218	33,115	142,850	860	(856)	13,762	(15,861)

Equity transactions:
Purchase payments received from contract owners (note 3)	3	23,777	526	8,371	457	440	60,795	-
Transfers between funds	8,625	(19,659)	213,517	(4,329)	(3,780)	(32,685)	169,861	(90,964)
Redemptions (note 3)	(28,650)	(438,894)	(147,724)	(563,343)	(14,170)	(6,232)	(151,489)	(69,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(377)	-	(10)	(559)	-	-	(22)	-
Adjustments to maintain reserves	-	(1)	(21)	1	(10)	1	(14)	(28)

Net equity transactions	(20,399)	(434,777)	66,288	(559,859)	(17,503)	(38,476)	79,131	(160,663)

Net change in contract owners’ equity	(14,074)	(375,559)	99,403	(417,009)	(16,643)	(39,332)	92,893	(176,524)
Contract owners’ equity beginning of period	176,480	552,039	1,154,374	1,571,383	23,479	62,811	395,943	572,467

Contract owners’ equity end of period	$162,406	176,480	1,253,777	1,154,374	6,836	23,479	488,836	395,943

CHANGES IN UNITS:
Beginning units	13,959	53,785	94,032	140,692	1,919	4,978	32,681	45,792
Units purchased	703	2,201	16,820	763	36	473	24,541	2,986
Units redeemed	(2,238)	(42,027)	(11,724)	(47,423)	(1,417)	(3,532)	(18,318)	(16,097)

Ending units	12,424	13,959	99,128	94,032	538	1,919	38,904	32,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP2		TRF2		GBF		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,818	3,194	(286)	(344)	54,794	58,298	16,109	7,531
Realized gain (loss) on investments	1,861	1,801	22,246	15,858	(131,089)	(76,613)	393,920	493,211
Change in unrealized gain (loss) on investments	15,393	(37,192)	(14,269)	13,510	299,171	(486,451)	(248,956)	692,005
Reinvested capital gains	-	12,383	-	-	-	88,247	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,072	(19,814)	7,691	29,024	222,876	(416,519)	161,073	1,192,747

Equity transactions:
Purchase payments received from contract owners (note 3)	-	60,000	183	183	70,149	104,390	15,313	511,415
Transfers between funds	(36,426)	12,557	(1,678)	(301)	208,253	(48,104)	384,800	(957,013)
Redemptions (note 3)	(38,432)	(83,020)	(46,139)	(40,902)	(1,271,414)	(1,253,355)	(1,163,128)	(1,814,314)
Annuity benefits	-	-	-	-	(2,264)	(189)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(44)	-	-	-	(90)	(343)	(741)	(14)
Adjustments to maintain reserves	(31)	(41)	(10)	(12)	(206)	(239)	(142)	(118)

Net equity transactions	(74,933)	(10,504)	(47,644)	(41,032)	(995,572)	(1,197,840)	(763,898)	(2,260,044)

Net change in contract owners’ equity	(52,861)	(30,318)	(39,953)	(12,008)	(772,696)	(1,614,359)	(602,825)	(1,067,297)
Contract owners’ equity beginning of period	596,945	627,263	103,859	115,867	6,884,679	8,499,038	4,721,809	5,789,106

Contract owners’ equity end of period	$544,084	596,945	63,906	103,859	6,111,983	6,884,679	4,118,984	4,721,809

CHANGES IN UNITS:
Beginning units	45,737	46,546	7,959	11,407	482,678	567,012	247,650	381,495
Units purchased	3,885	10,122	12	15	37,604	40,882	23,602	44,161
Units redeemed	(9,422)	(10,931)	(3,593)	(3,463)	(105,861)	(125,216)	(62,375)	(178,006)

Ending units	40,200	45,737	4,378	7,959	414,421	482,678	208,877	247,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,816	4,603	282	457	42,036	29,455	148,013	155,886
Realized gain (loss) on investments	46,447	14,962	6,529	1,160	130,079	407,495	319,838	(230,599)
Change in unrealized gain (loss) on investments	(20,991)	67,957	(5,159)	10,625	(202,078)	(264,296)	929,940	5,562,362
Reinvested capital gains	3,535	7,676	822	1,242	208,005	107,576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,807	95,198	2,474	13,484	178,042	280,230	1,397,791	5,487,649

Equity transactions:
Purchase payments received from contract owners (note 3)	49,872	4,627	600	250	48,659	16,182	272,504	157,327
Transfers between funds	(39,129)	94,740	-	6,335	200,129	(158,155)	(626,928)	32,608
Redemptions (note 3)	(184,237)	(67,354)	(34,099)	(4,861)	(740,753)	(2,387,331)	(5,363,562)	(5,915,569)
Annuity benefits	-	-	-	-	(35,923)	(35,862)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(72)	(316)	(753)	(1,865)
Adjustments to maintain reserves	(2)	(40)	(2)	3	9,071	9,022	(285)	(127)

Net equity transactions	(173,496)	31,973	(33,501)	1,727	(518,889)	(2,556,460)	(5,719,024)	(5,727,626)

Net change in contract owners’ equity	(141,689)	127,171	(31,027)	15,211	(340,847)	(2,276,230)	(4,321,233)	(239,977)
Contract owners’ equity beginning of period	893,501	766,330	90,958	75,747	7,065,435	9,341,665	38,487,468	38,727,445

Contract owners’ equity end of period	$751,812	893,501	59,931	90,958	6,724,588	7,065,435	34,166,235	38,487,468

CHANGES IN UNITS:
Beginning units	58,907	56,679	5,309	5,217	494,068	682,003	2,268,124	2,626,392
Units purchased	4,582	7,858	34	406	25,823	15,815	27,786	56,920
Units redeemed	(15,688)	(5,630)	(2,005)	(314)	(60,782)	(203,750)	(357,700)	(415,188)

Ending units	47,801	58,907	3,338	5,309	459,109	494,068	1,938,210	2,268,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		MCIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$76,710	79,365	48,069	57,005	(720)	150	(9,934)	(7,562)
Realized gain (loss) on investments	63,786	(308,386)	368,255	40,863	54,058	42,264	207,837	99,386
Change in unrealized gain (loss) on investments	550,062	3,745,021	(230,997)	832,706	(39,222)	77,405	(125,947)	651,282
Reinvested capital gains	-	-	199,356	149,511	24,374	13,045	161,802	74,305

Net increase (decrease) in contract owners’ equity resulting from operations	690,558	3,516,000	384,683	1,080,085	38,490	132,864	233,758	817,411

Equity transactions:
Purchase payments received from contract owners (note 3)	100,072	54,781	141,897	114,439	5,599	11,317	30,889	60,319
Transfers between funds	(40,946)	(151,729)	(417,762)	(126,028)	(32,790)	36,118	(122,109)	(12,493)
Redemptions (note 3)	(2,426,039)	(2,108,580)	(2,266,776)	(1,662,271)	(78,785)	(73,351)	(421,124)	(599,419)
Annuity benefits	-	-	(46,140)	(44,743)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(368)	(336)	(627)	(838)	(16)	-	(23)	(79)
Adjustments to maintain reserves	(174)	(199)	11,714	11,643	4	(43)	(212)	(62)

Net equity transactions	(2,367,455)	(2,206,063)	(2,577,694)	(1,707,798)	(105,988)	(25,959)	(512,579)	(551,734)

Net change in contract owners’ equity	(1,676,897)	1,309,937	(2,193,011)	(627,713)	(67,498)	106,905	(278,821)	265,677
Contract owners’ equity beginning of period	19,345,239	18,035,302	11,985,607	12,613,320	539,951	433,046	3,125,081	2,859,404

Contract owners’ equity end of period	$17,668,342	19,345,239	9,792,596	11,985,607	472,453	539,951	2,846,260	3,125,081

CHANGES IN UNITS:
Beginning units	1,055,764	1,190,812	748,885	859,822	21,369	22,520	133,184	159,612
Units purchased	17,888	26,451	11,558	14,823	231	2,787	5,907	5,596
Units redeemed	(142,558)	(161,499)	(168,566)	(125,760)	(4,346)	(3,938)	(26,507)	(32,024)

Ending units	931,094	1,055,764	591,877	748,885	17,254	21,369	112,584	133,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM		NVMIG6		GVDIVI		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(190,704)	(217,606)	729	52	415	-	6,992	-
Realized gain (loss) on investments	-	-	5,377	1,580	(37)	-	(7,881)	-
Change in unrealized gain (loss) on investments	-	-	(9,526)	7,364	(3,504)	-	(61,543)	-
Reinvested capital gains	-	-	2,707	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,704)	(217,606)	(713)	8,996	(3,126)	-	(62,432)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,143,563	2,122,214	1,877	-	-	-	2,400	-
Transfers between funds	3,771,311	5,521,195	7,311	43,561	42,156	-	618,821	-
Redemptions (note 3)	(10,255,135)	(9,698,701)	(46,489)	(12,953)	(9,150)	-	(63,120)	-
Annuity benefits	(3,207)	(3,352)	-	-	-	-	(1,009)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(232)	(3,197)	-	-	-	-	-	-
Adjustments to maintain reserves	555	691	(7)	(11)	(6)	-	(196)	-

Net equity transactions	(3,343,145)	(2,061,150)	(37,308)	30,597	33,000	-	556,896	-

Net change in contract owners’ equity	(3,533,849)	(2,278,756)	(38,021)	39,593	29,874	-	494,464	-
Contract owners’ equity beginning of period	20,389,253	22,668,009	58,252	18,659	-	-	-	-

Contract owners’ equity end of period	$16,855,404	20,389,253	20,231	58,252	29,874	-	494,464	-

CHANGES IN UNITS:
Beginning units	1,965,186	2,162,305	5,153	1,979	-	-	-	-
Units purchased	881,033	974,326	1,026	4,471	4,215	-	65,237	-
Units redeemed	(1,205,172)	(1,171,445)	(4,332)	(1,297)	(910)	-	(11,594)	-

Ending units	1,641,047	1,965,186	1,847	5,153	3,305	-	53,643	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG2		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(360)	(162)	(5,908)	(1,248)	(976)	(1,624)	1,411	425
Realized gain (loss) on investments	607	3,418	308,952	173,631	2,403	18,009	4,943	15,289
Change in unrealized gain (loss) on investments	215	3,132	(335,115)	601,299	(13,363)	16,737	(18,811)	21,546
Reinvested capital gains	2,932	2,062	308,698	163,346	10,522	10,707	48,621	7,675

Net increase (decrease) in contract owners’ equity resulting from operations	3,394	8,450	276,627	937,028	(1,414)	43,829	36,164	44,935

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	61,159	31,648	-	-	-	-
Transfers between funds	(1,967)	21,989	(197,248)	248,246	(40,154)	(3,462)	84,456	41,644
Redemptions (note 3)	(5,210)	(5,097)	(580,548)	(517,839)	(5,868)	(96,372)	(11,720)	(28,436)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(102)	-	(28)	(35)	-
Adjustments to maintain reserves	(31)	8	(156)	(163)	(13)	(10)	(4)	(14)

Net equity transactions	(7,208)	16,900	(716,793)	(238,210)	(46,035)	(99,872)	72,697	13,194

Net change in contract owners’ equity	(3,814)	25,350	(440,166)	698,818	(47,449)	(56,043)	108,861	58,129
Contract owners’ equity beginning of period	44,975	19,625	3,637,106	2,938,288	88,642	144,685	200,241	142,112

Contract owners’ equity end of period	$41,161	44,975	3,196,940	3,637,106	41,193	88,642	309,102	200,241

CHANGES IN UNITS:
Beginning units	3,341	1,938	286,062	308,304	6,268	13,885	13,100	12,485
Units purchased	222	4,225	8,266	26,334	1,387	2,137	5,300	5,776
Units redeemed	(754)	(2,822)	(63,790)	(48,576)	(4,862)	(9,754)	(941)	(5,161)

Ending units	2,809	3,341	230,538	286,062	2,793	6,268	17,459	13,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(9,271)	(9,796)	(494)	(136)	(10,583)	(6,979)	(2,697)	(3,961)
Realized gain (loss) on investments	91,937	43,030	16,823	8,659	107,564	117,686	17,588	25,699
Change in unrealized gain (loss) on investments	(192,172)	222,030	(19,587)	19,191	(150,185)	287,801	(61,508)	121,895
Reinvested capital gains	112,214	43,652	7,980	-	113,334	-	44,393	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,708	298,916	4,722	27,714	60,130	398,508	(2,224)	143,633

Equity transactions:
Purchase payments received from contract owners (note 3)	4,564	4,005	-	-	15,152	14,014	313	5,383
Transfers between funds	(31,837)	34,722	(9,860)	21,538	(63,121)	(22,236)	1,305	(4,284)
Redemptions (note 3)	(130,641)	(260,791)	(18,188)	(8,301)	(128,321)	(258,678)	(37,854)	(216,793)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	(6)	(174)	(21)	-	-
Adjustments to maintain reserves	(37)	(111)	(9)	(8)	(12)	(123)	13	(31)

Net equity transactions	(157,951)	(222,200)	(28,057)	13,223	(176,476)	(267,044)	(36,223)	(215,725)

Net change in contract owners’ equity	(155,243)	76,716	(23,335)	40,937	(116,346)	131,464	(38,447)	(72,092)
Contract owners’ equity beginning of period	901,613	824,897	111,074	70,137	1,282,510	1,151,046	331,302	403,394

Contract owners’ equity end of period	$746,370	901,613	87,739	111,074	1,166,164	1,282,510	292,855	331,302

CHANGES IN UNITS:
Beginning units	56,748	73,482	4,524	3,962	58,522	72,656	13,077	22,240
Units purchased	2,090	3,405	37	1,258	1,155	4,687	87	237
Units redeemed	(12,414)	(20,139)	(1,187)	(696)	(9,171)	(18,821)	(1,596)	(9,400)

Ending units	46,424	56,748	3,374	4,524	50,506	58,522	11,568	13,077

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		NVSTB2		NVOLG1		NVOLG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(17,547)	(17,184)	(676)	301	(349,811)	(303,177)	(247,202)	(222,230)
Realized gain (loss) on investments	184,646	125,208	(83)	216	2,638,490	1,986,642	2,028,844	2,103,450
Change in unrealized gain (loss) on investments	(406,566)	420,022	80	(3,417)	(3,989,397)	13,188,832	(3,101,553)	9,923,886
Reinvested capital gains	223,233	-	-	235	5,338,506	-	4,187,339	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,234)	528,046	(679)	(2,665)	3,637,788	14,872,297	2,867,428	11,805,106

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152	24,993	-	5,112	275,653	492,925	440,397	611,779
Transfers between funds	(237,009)	(90,395)	(40,610)	80,668	(1,024,553)	(1,011,214)	(511,429)	(1,373,470)
Redemptions (note 3)	(198,566)	(281,763)	(72,774)	(54,189)	(5,711,843)	(6,639,262)	(4,922,920)	(6,647,996)
Annuity benefits	(1,133)	(96)	-	-	(15,848)	(9,942)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(12,401)	(13,298)	-	-
Contingent deferred sales charges (note 2)	(7)	-	-	(95)	(3,566)	(1,607)	(351)	(2,594)
Adjustments to maintain reserves	(400)	235	(24)	13	4,463	570	(5,721)	524

Net equity transactions	(435,963)	(347,026)	(113,408)	31,509	(6,488,095)	(7,181,828)	(5,000,024)	(7,411,757)

Net change in contract owners’ equity	(452,197)	181,020	(114,087)	28,844	(2,850,307)	7,690,469	(2,132,596)	4,393,349
Contract owners’ equity beginning of period	1,743,384	1,562,364	288,374	259,530	53,892,094	46,201,625	41,995,383	37,602,034

Contract owners’ equity end of period	$1,291,187	1,743,384	174,287	288,374	51,041,787	53,892,094	39,862,787	41,995,383

CHANGES IN UNITS:
Beginning units	69,761	87,173	26,766	23,857	2,543,792	2,940,828	1,981,457	2,393,758
Units purchased	416	1,630	-	8,566	17,792	35,025	31,415	50,304
Units redeemed	(18,468)	(19,042)	(10,488)	(5,657)	(316,912)	(432,061)	(262,397)	(462,605)

Ending units	51,709	69,761	16,278	26,766	2,244,672	2,543,792	1,750,475	1,981,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVTIV3		NVRE2		ALVGIB		ALVIVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,409	895	25,280	943	(1,572)	(671)	9,338	21,875
Realized gain (loss) on investments	1,226	861	46,993	133,551	118,445	26,270	(34,614)	(71,051)
Change in unrealized gain (loss) on investments	(15,213)	11,996	(103,400)	(213,038)	63,060	644,915	(9,171)	151,010
Reinvested capital gains	3,838	910	372,342	106,683	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,740)	14,662	341,215	28,139	179,933	670,514	(34,447)	101,834

Equity transactions:
Purchase payments received from contract owners (note 3)	1,877	-	64,147	28,726	13,656	11,028	-	-
Transfers between funds	(17,270)	60,056	179,193	(123,334)	(123,961)	(18,006)	-	(39,845)
Redemptions (note 3)	(40,483)	(5,837)	(190,157)	(208,295)	(242,422)	(296,909)	(41,412)	(103,889)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(74)	(208)	(8)	(93)	(1)	(16)
Adjustments to maintain reserves	-	(48)	(76)	(90)	(60)	(137)	11	(118)

Net equity transactions	(55,876)	54,171	53,033	(303,201)	(352,795)	(304,117)	(41,402)	(143,868)

Net change in contract owners’ equity	(64,616)	68,833	394,248	(275,062)	(172,862)	366,397	(75,849)	(42,034)
Contract owners’ equity beginning of period	103,063	34,230	1,232,835	1,507,897	2,525,814	2,159,417	491,128	533,162

Contract owners’ equity end of period	$38,447	103,063	1,627,083	1,232,835	2,352,952	2,525,814	415,279	491,128

CHANGES IN UNITS:
Beginning units	6,203	2,457	109,194	135,620	140,316	159,612	27,261	35,750
Units purchased	2,074	6,538	41,671	8,964	2,007	4,576	-	-
Units redeemed	(5,736)	(2,792)	(37,444)	(35,390)	(21,182)	(23,872)	(2,280)	(8,489)

Ending units	2,541	6,203	113,421	109,194	121,141	140,316	24,981	27,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVPGB		ALVSVB		DVMCSS		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(9,347)	(9,156)	(25,626)	(27,187)	(847)	-	(1,360)	431
Realized gain (loss) on investments	78,561	47,965	256,743	135,576	17	-	36,141	58,685
Change in unrealized gain (loss) on investments	21,398	205,146	(385,025)	779,368	6,107	-	(42,410)	37,584
Reinvested capital gains	-	-	408,692	207,062	-	-	17,363	4,629

Net increase (decrease) in contract owners’ equity resulting from operations	90,612	243,955	254,784	1,094,819	5,277	-	9,734	101,329

Equity transactions:
Purchase payments received from contract owners (note 3)	9,533	2,357	12,148	5,762	-	-	3,113	3,675
Transfers between funds	15,546	32,301	(259,602)	62,490	115,144	-	1,062	13,489
Redemptions (note 3)	(202,707)	(178,740)	(489,805)	(451,899)	-	-	(53,796)	(92,860)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(88)	-	(24)	-	-	(4)	(122)
Adjustments to maintain reserves	(47)	(73)	(43)	(259)	(5)	-	(20)	(48)

Net equity transactions	(177,675)	(144,243)	(737,302)	(383,930)	115,139	-	(49,645)	(75,866)

Net change in contract owners’ equity	(87,063)	99,712	(482,518)	710,889	120,416	-	(39,911)	25,463
Contract owners’ equity beginning of period	894,674	794,962	3,921,951	3,211,062	-	-	322,948	297,485

Contract owners’ equity end of period	$807,611	894,674	3,439,433	3,921,951	120,416	-	283,037	322,948

CHANGES IN UNITS:
Beginning units	56,707	67,993	137,549	152,995	-	-	12,180	15,639
Units purchased	3,087	3,794	1,002	9,728	11,061	-	176	1,025
Units redeemed	(14,155)	(15,080)	(26,435)	(25,174)	-	-	(2,077)	(4,484)

Ending units	45,639	56,707	112,116	137,549	11,061	-	10,279	12,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FCA2S		FHIBS		FVK2		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,057	(3,851)	154,458	218,339	(1,852)	(2,160)	47,708	63,687
Realized gain (loss) on investments	3,919	32,813	56,067	199,304	18,964	11,182	31,188	8,471
Change in unrealized gain (loss) on investments	(211,528)	99,108	(162,622)	(209,073)	(26,295)	35,082	(30,086)	(74,442)
Reinvested capital gains	180,014	22,841	-	-	20,062	16,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,538)	150,911	47,903	208,570	10,879	60,838	48,810	(2,284)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,914	21,455	31,362	48,687	824	897	3,030	48,702
Transfers between funds	(2,294)	9,849	(276,741)	(200,680)	8,488	(16,115)	(75,006)	(27,590)
Redemptions (note 3)	(203,749)	(246,901)	(410,598)	(877,394)	(62,249)	(34,398)	(228,201)	(287,718)
Annuity benefits	-	-	(544)	(45)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(147)	(105)	(338)	-	-	-	(108)
Adjustments to maintain reserves	(54)	(58)	(83)	(145)	(1)	(29)	(48)	(8)

Net equity transactions	(202,183)	(215,802)	(656,709)	(1,029,915)	(52,938)	(49,645)	(300,225)	(266,722)

Net change in contract owners’ equity	(223,721)	(64,891)	(608,806)	(821,345)	(42,059)	11,193	(251,415)	(269,006)
Contract owners’ equity beginning of period	1,023,056	1,087,947	3,469,880	4,291,225	191,594	180,401	1,822,405	2,091,411

Contract owners’ equity end of period	$799,335	1,023,056	2,861,074	3,469,880	149,535	191,594	1,570,990	1,822,405

CHANGES IN UNITS:
Beginning units	76,109	93,020	153,786	200,341	12,279	16,007	117,441	134,422
Units purchased	589	5,016	2,818	10,867	1,141	68	911	6,749
Units redeemed	(15,838)	(21,927)	(31,132)	(57,422)	(4,601)	(3,796)	(19,747)	(23,730)

Ending units	60,860	76,109	125,472	153,786	8,819	12,279	98,605	117,441

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$97,895	136,048	137,323	115,644	(8,189)	(8,833)	287,654	344,980
Realized gain (loss) on investments	96,241	216,701	(150,862)	(212,826)	154,070	72,113	(111,844)	(105,887)
Change in unrealized gain (loss) on investments	(96,816)	(374,498)	624,900	1,876,559	(47,067)	399,677	(164,183)	126,769
Reinvested capital gains	-	-	144,532	706,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,320	(21,749)	755,893	2,486,278	98,814	462,957	11,627	365,862

Equity transactions:
Purchase payments received from contract owners (note 3)	4,904	37,912	44,542	110,069	9,060	69,884	9,608	38,372
Transfers between funds	62,136	(448,345)	(83,987)	35,446	(13,049)	(34,785)	(122,124)	(106,062)
Redemptions (note 3)	(532,559)	(896,331)	(1,692,543)	(1,116,646)	(281,937)	(177,390)	(1,215,786)	(1,255,012)
Annuity benefits	-	-	(3,259)	(1,487)	(964)	(78)	(1,687)	(1,670)
Contract maintenance charges (note 2)	-	-	(1,928)	(2,027)	-	-	(1,431)	(1,647)
Contingent deferred sales charges (note 2)	-	(243)	(1,433)	(143)	(41)	-	(3,059)	(106)
Adjustments to maintain reserves	(103)	(181)	(14)	(96)	(93)	(265)	271	199

Net equity transactions	(465,622)	(1,307,188)	(1,738,622)	(974,884)	(287,024)	(142,634)	(1,334,208)	(1,325,926)

Net change in contract owners’ equity	(368,302)	(1,328,937)	(982,729)	1,511,394	(188,210)	320,323	(1,322,581)	(960,064)
Contract owners’ equity beginning of period	4,082,542	5,411,479	11,216,656	9,705,262	1,992,058	1,671,735	7,902,774	8,862,838

Contract owners’ equity end of period	$3,714,240	4,082,542	10,233,927	11,216,656	1,803,848	1,992,058	6,580,193	7,902,774

CHANGES IN UNITS:
Beginning units	268,308	354,638	463,618	507,520	92,206	99,887	450,266	527,758
Units purchased	10,078	10,773	7,480	22,034	5,342	6,158	712	8,573
Units redeemed	(39,837)	(97,103)	(77,056)	(65,936)	(18,480)	(13,839)	(75,264)	(86,065)

Ending units	238,549	268,308	394,042	463,618	79,068	92,206	375,714	450,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMGP		FAMGS		FAMG2		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,300)	(5,379)	(371)	(4,558)	(1,021)	(1,146)	162	4,762
Realized gain (loss) on investments	143,616	32,843	51,458	216,358	9,081	8,355	75,663	14,961
Change in unrealized gain (loss) on investments	(63,082)	255,137	(14,174)	1,969	11,021	68,893	(84,609)	315,097
Reinvested capital gains	1,062	4,271	597	2,359	337	1,154	124,219	6,329

Net increase (decrease) in contract owners’ equity resulting from operations	75,296	286,872	37,510	216,128	19,418	77,256	115,435	341,149

Equity transactions:
Purchase payments received from contract owners (note 3)	18,410	10,577	904	1,094	-	-	6,453	8,829
Transfers between funds	3,125	(7,206)	(1,148)	(18,633)	(9,213)	(6,478)	180,160	54,578
Redemptions (note 3)	(429,302)	(74,890)	(130,869)	(565,283)	(17,265)	(29,107)	(604,989)	(236,616)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(307)	(335)	-	-	-	-	(308)	(318)
Contingent deferred sales charges (note 2)	-	(69)	-	-	-	-	(744)	(82)
Adjustments to maintain reserves	(20)	(42)	(31)	(33)	(13)	(29)	(88)	(48)

Net equity transactions	(408,094)	(71,965)	(131,144)	(582,855)	(26,491)	(35,614)	(419,516)	(173,657)

Net change in contract owners’ equity	(332,798)	214,907	(93,634)	(366,727)	(7,073)	41,642	(304,081)	167,492
Contract owners’ equity beginning of period	1,616,561	1,401,654	831,160	1,197,887	429,903	388,261	2,704,863	2,537,371

Contract owners’ equity end of period	$1,283,763	1,616,561	737,526	831,160	422,830	429,903	2,400,782	2,704,863

CHANGES IN UNITS:
Beginning units	80,193	83,931	48,850	84,963	32,797	35,856	126,599	135,505
Units purchased	2,274	1,982	165	93	-	9	9,770	3,451
Units redeemed	(21,446)	(5,720)	(7,513)	(36,206)	(1,928)	(3,068)	(28,766)	(12,357)

Ending units	61,021	80,193	41,502	48,850	30,869	32,797	107,603	126,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMS		FAM2		FBP		FBS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,152	6,535	429	2,915	6,657	8,515	7,002	9,884
Realized gain (loss) on investments	11,312	16,511	35,914	6,549	279,466	540,482	67,461	120,516
Change in unrealized gain (loss) on investments	(19,081)	191,990	(36,430)	118,978	(853,394)	1,173,212	(198,899)	252,689
Reinvested capital gains	75,767	3,850	44,771	2,457	1,692,680	615,406	361,346	136,177

Net increase (decrease) in contract owners’ equity resulting from operations	74,150	218,886	44,684	130,899	1,125,409	2,337,615	236,910	519,266

Equity transactions:
Purchase payments received from contract owners (note 3)	3,994	861	773	18,955	56,315	86,209	47,725	17,465
Transfers between funds	(10,903)	(1,802)	(204,727)	-	(102,772)	(119,525)	(40,220)	(279,469)
Redemptions (note 3)	(99,665)	(250,580)	(101,265)	(160,776)	(1,447,158)	(2,411,139)	(641,086)	(471,381)
Annuity benefits	-	-	-	-	(6,836)	(12,403)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,172)	(2,611)	-	-
Contingent deferred sales charges (note 2)	-	(57)	-	-	(1,486)	-	(12)	(313)
Adjustments to maintain reserves	(38)	(13)	(43)	(51)	263	311	(51)	(54)

Net equity transactions	(106,612)	(251,591)	(305,262)	(141,872)	(1,503,846)	(2,459,158)	(633,644)	(733,752)

Net change in contract owners’ equity	(32,462)	(32,705)	(260,578)	(10,973)	(378,437)	(121,543)	(396,734)	(214,486)
Contract owners’ equity beginning of period	1,614,359	1,647,064	1,030,063	1,041,036	13,731,430	13,852,973	2,946,940	3,161,426

Contract owners’ equity end of period	$1,581,897	1,614,359	769,485	1,030,063	13,352,993	13,731,430	2,550,206	2,946,940

CHANGES IN UNITS:
Beginning units	85,967	100,275	69,032	79,530	485,796	577,514	148,915	189,018
Units purchased	219	64	49	1,348	5,390	13,365	2,248	1,429
Units redeemed	(5,666)	(14,372)	(19,981)	(11,846)	(56,520)	(105,083)	(32,917)	(41,532)

Ending units	80,520	85,967	49,100	69,032	434,666	485,796	118,246	148,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FB2		FDCA2		FDCAS		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,630	2,098	(18,265)	(12,266)	(1,211)	(1,357)	141,980	114,335
Realized gain (loss) on investments	11,802	49,725	184,199	35,169	6,976	4,744	(148,851)	(95,494)
Change in unrealized gain (loss) on investments	(90,068)	170,389	(73,487)	265,273	4,334	42,799	524,924	1,483,105
Reinvested capital gains	219,291	81,739	62,058	110,093	8,306	15,934	119,344	565,646

Net increase (decrease) in contract owners’ equity resulting from operations	143,655	303,951	154,505	398,269	18,405	62,120	637,397	2,067,592

Equity transactions:
Purchase payments received from contract owners (note 3)	5,828	567	14,134	29,308	375	-	74,046	21,382
Transfers between funds	(45,111)	(9,758)	441,926	191,708	(6,875)	6,111	(89,762)	(91,892)
Redemptions (note 3)	(166,036)	(401,587)	(337,113)	(161,293)	(16,809)	(22,490)	(1,196,617)	(1,085,718)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(26)	-	(47)	-	-	-	-
Adjustments to maintain reserves	(57)	(57)	(62)	(92)	14	(27)	(31)	(181)

Net equity transactions	(205,376)	(410,861)	118,885	59,584	(23,295)	(16,406)	(1,212,364)	(1,156,409)

Net change in contract owners’ equity	(61,721)	(106,910)	273,390	457,853	(4,890)	45,714	(574,967)	911,183
Contract owners’ equity beginning of period	1,743,204	1,850,114	1,496,792	1,038,939	217,744	172,030	9,043,001	8,131,818

Contract owners’ equity end of period	$1,681,483	1,743,204	1,770,182	1,496,792	212,854	217,744	8,468,034	9,043,001

CHANGES IN UNITS:
Beginning units	105,170	131,625	104,643	99,254	14,667	15,873	462,833	527,563
Units purchased	871	1,987	35,978	20,908	656	1,199	8,678	4,388
Units redeemed	(12,947)	(28,442)	(24,194)	(15,519)	(2,273)	(2,405)	(68,895)	(69,118)

Ending units	93,094	105,170	116,427	104,643	13,050	14,667	402,616	462,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2		FGIP		FGIS		FGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$162,470	121,960	15,977	27,187	35,327	49,601	17,543	18,662
Realized gain (loss) on investments	(181,967)	(421,043)	334,616	188,832	480,602	265,837	91,169	67,625
Change in unrealized gain (loss) on investments	667,000	2,371,504	140,876	1,304,815	86,712	1,618,360	230,354	996,852
Reinvested capital gains	159,672	772,957	1,541	-	1,899	-	1,043	-

Net increase (decrease) in contract owners’ equity resulting from operations	807,175	2,845,378	493,010	1,520,834	604,540	1,933,798	340,109	1,083,139

Equity transactions:
Purchase payments received from contract owners (note 3)	84,245	74,662	27,056	80,126	105,543	35,784	4,342	24,105
Transfers between funds	(270,115)	(9,343)	(17,755)	143,996	(80,957)	(280,957)	(31,526)	24,823
Redemptions (note 3)	(1,398,774)	(2,636,618)	(917,033)	(783,147)	(1,478,798)	(752,268)	(268,997)	(811,716)
Annuity benefits	-	-	(233)	(166)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,017)	(1,215)	-	-	-	-
Contingent deferred sales charges (note 2)	(155)	(586)	(996)	(175)	-	(92)	-	(25)
Adjustments to maintain reserves	(156)	(236)	(63)	(124)	(39)	(116)	(108)	(95)

Net equity transactions	(1,584,955)	(2,572,121)	(910,041)	(560,705)	(1,454,251)	(997,649)	(296,289)	(762,908)

Net change in contract owners’ equity	(777,780)	273,257	(417,031)	960,129	(849,711)	936,149	43,820	320,231
Contract owners’ equity beginning of period	11,964,997	11,691,740	5,949,347	4,989,218	7,269,011	6,332,862	4,028,145	3,707,914

Contract owners’ equity end of period	$11,187,217	11,964,997	5,532,316	5,949,347	6,419,300	7,269,011	4,071,965	4,028,145

CHANGES IN UNITS:
Beginning units	683,462	843,754	238,479	263,647	353,069	406,285	262,797	318,589
Units purchased	14,134	20,434	7,945	13,777	7,759	5,345	4,595	6,183
Units redeemed	(102,638)	(180,726)	(42,777)	(38,945)	(75,669)	(58,561)	(23,616)	(61,975)

Ending units	594,958	683,462	203,647	238,479	285,159	353,069	243,776	262,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FGS		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,851)	(110,740)	(88,177)	(83,965)	(87,008)	(75,732)	39,097	37,806
Realized gain (loss) on investments	910,734	586,367	1,249,125	1,212,864	699,436	409,462	7,169	19,665
Change in unrealized gain (loss) on investments	211,594	2,478,092	(233,761)	1,900,463	108,447	1,812,943	(49,439)	(16,569)
Reinvested capital gains	-	6,650	-	6,211	-	4,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	994,477	2,960,369	927,187	3,035,573	720,875	2,151,549	(3,173)	40,902

Equity transactions:
Purchase payments received from contract owners (note 3)	92,449	75,555	65,456	338,639	132,692	20,894	19,831	97,795
Transfers between funds	(475,060)	(181,646)	49,525	(2,177,496)	106,234	(31,758)	92,769	(30,833)
Redemptions (note 3)	(1,273,596)	(1,202,477)	(1,867,912)	(1,139,762)	(1,196,635)	(1,089,309)	(87,737)	(273,287)
Annuity benefits	(200)	(128)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,432)	(2,614)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,861)	(1,360)	-	(213)	(118)	(511)	-	-
Adjustments to maintain reserves	(30)	(58)	(68)	(166)	(190)	(164)	(5)	(25)

Net equity transactions	(1,661,730)	(1,312,728)	(1,752,999)	(2,978,998)	(958,017)	(1,100,848)	24,858	(206,350)

Net change in contract owners’ equity	(667,253)	1,647,641	(825,812)	56,575	(237,142)	1,050,701	21,685	(165,448)
Contract owners’ equity beginning of period	10,846,007	9,198,366	10,047,914	9,991,339	7,873,933	6,823,232	860,855	1,026,303

Contract owners’ equity end of period	$10,178,754	10,846,007	9,222,102	10,047,914	7,636,791	7,873,933	882,540	860,855

CHANGES IN UNITS:
Beginning units	462,031	526,541	492,685	659,289	740,866	863,598	61,712	76,857
Units purchased	6,111	7,279	10,534	20,407	78,134	27,612	14,854	12,787
Units redeemed	(73,224)	(71,789)	(92,198)	(187,011)	(164,564)	(150,344)	(13,144)	(27,932)

Ending units	394,918	462,031	411,021	492,685	654,436	740,866	63,422	61,712

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIS		FHI2		FHI2R		FHISR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$150,595	177,388	103,642	111,406	32,318	52,190	14,230	20,193
Realized gain (loss) on investments	(41,294)	(32,369)	23,430	(9,513)	15,267	31,561	9,300	13,650
Change in unrealized gain (loss) on investments	(92,243)	37,324	(127,205)	16,467	(41,533)	(27,869)	(20,795)	(11,241)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,058	182,343	(133)	118,360	6,052	55,882	2,735	22,602

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	31,384	44,543	3,653	13,697
Transfers between funds	(71,549)	(41,620)	(14,566)	(42,192)	(5,690)	(185,133)	(15,649)	35,655
Redemptions (note 3)	(548,312)	(388,291)	(214,001)	(622,725)	(412,569)	(209,414)	(111,065)	(82,944)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(21)	(311)	(41)	(55)	-	(277)
Adjustments to maintain reserves	(40)	(84)	(84)	(93)	(86)	(48)	(13)	(36)

Net equity transactions	(619,901)	(429,995)	(228,672)	(665,321)	(387,002)	(350,107)	(123,074)	(33,905)

Net change in contract owners’ equity	(602,843)	(247,652)	(228,805)	(546,961)	(380,950)	(294,225)	(120,339)	(11,303)
Contract owners’ equity beginning of period	3,766,338	4,013,990	2,448,959	2,995,920	1,137,128	1,431,353	429,467	440,770

Contract owners’ equity end of period	$3,163,495	3,766,338	2,220,154	2,448,959	756,178	1,137,128	309,128	429,467

CHANGES IN UNITS:
Beginning units	248,409	277,431	156,682	200,151	81,373	107,009	30,096	32,367
Units purchased	-	-	-	-	6,162	11,340	3,681	5,787
Units redeemed	(39,922)	(29,022)	(14,429)	(43,469)	(33,247)	(36,976)	(12,111)	(8,058)

Ending units	208,487	248,409	142,253	156,682	54,288	81,373	21,666	30,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIP		FIGBP		FMCP		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$88,018	131,298	99,875	132,996	(28,325)	(21,910)	(57,726)	(37,178)
Realized gain (loss) on investments	916,813	380,843	197,168	198,739	47,945	32,432	89,192	63,596
Change in unrealized gain (loss) on investments	1,510,811	5,022,593	229,616	(926,796)	40,456	450,665	148,795	1,067,444
Reinvested capital gains	19,365	215,023	4,742	154,878	66,382	350,628	164,519	854,710

Net increase (decrease) in contract owners’ equity resulting from operations	2,535,007	5,749,757	531,401	(440,183)	126,458	811,815	344,780	1,948,572

Equity transactions:
Purchase payments received from contract owners (note 3)	130,119	161,733	34,511	77,760	76,291	72,794	21,468	196,244
Transfers between funds	33,032	(9,563)	(223,993)	(421,822)	9,910	(115,951)	(132,306)	(211,595)
Redemptions (note 3)	(2,588,455)	(3,903,260)	(1,689,714)	(2,994,932)	(469,161)	(358,249)	(608,284)	(501,185)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,707)	(1,842)	(807)	(1,157)	(1,987)	(2,112)	-	-
Contingent deferred sales charges (note 2)	(1,678)	(867)	(2,841)	(104)	(5,124)	(1,481)	-	-
Adjustments to maintain reserves	(2,200)	(256)	146	(171)	(52)	22	(123)	(91)

Net equity transactions	(2,430,889)	(3,754,055)	(1,882,698)	(3,340,426)	(390,123)	(404,977)	(719,245)	(516,627)

Net change in contract owners’ equity	104,118	1,995,702	(1,351,297)	(3,780,609)	(263,665)	406,838	(374,465)	1,431,945
Contract owners’ equity beginning of period	22,128,351	20,132,649	12,322,556	16,103,165	2,983,504	2,576,666	7,326,939	5,894,994

Contract owners’ equity end of period	$22,232,469	22,128,351	10,971,259	12,322,556	2,719,839	2,983,504	6,952,474	7,326,939

CHANGES IN UNITS:
Beginning units	1,013,678	1,216,495	614,258	777,377	51,528	59,838	122,757	133,044
Units purchased	29,478	31,668	20,589	17,763	2,183	2,866	835	3,697
Units redeemed	(135,134)	(234,485)	(111,569)	(180,882)	(8,933)	(11,176)	(12,786)	(13,984)

Ending units	908,022	1,013,678	523,278	614,258	44,778	51,528	110,806	122,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FMC2		FMMP		FOP		FOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(160,186)	(128,817)	(72,178)	(90,942)	(8,927)	(2,454)	3,448	(1,038)
Realized gain (loss) on investments	534,974	497,711	-	-	(149,225)	(261,394)	(31,878)	28,078
Change in unrealized gain (loss) on investments	(41,076)	2,243,628	-	-	(665,912)	2,405,976	(140,420)	571,793
Reinvested capital gains	353,125	1,855,549	-	-	2,222	31,949	480	6,853

Net increase (decrease) in contract owners’ equity resulting from operations	686,837	4,468,071	(72,178)	(90,942)	(821,842)	2,174,077	(168,370)	605,686

Equity transactions:
Purchase payments received from contract owners (note 3)	65,883	187,813	935,099	610,765	76,038	108,100	-	-
Transfers between funds	(232,870)	(284,585)	834,399	1,268,146	(56,699)	(33,988)	(18,954)	(536,867)
Redemptions (note 3)	(1,818,308)	(3,263,650)	(3,017,189)	(4,784,517)	(938,859)	(969,282)	(221,826)	(571,655)
Annuity benefits	(990)	(80)	-	-	(987)	(914)	-	-
Contract maintenance charges (note 2)	-	-	(859)	(1,016)	(1,724)	(1,877)	-	-
Contingent deferred sales charges (note 2)	(183)	(335)	(177)	(181)	(2,625)	(344)	-	(60)
Adjustments to maintain reserves	(81)	(396)	(133)	(129)	384	474	(26)	(93)

Net equity transactions	(1,986,549)	(3,361,233)	(1,248,860)	(2,906,932)	(924,472)	(897,831)	(240,806)	(1,108,675)

Net change in contract owners’ equity	(1,299,712)	1,106,838	(1,321,038)	(2,997,874)	(1,746,314)	1,276,246	(409,176)	(502,989)
Contract owners’ equity beginning of period	15,526,228	14,419,390	6,363,170	9,361,044	9,290,159	8,013,913	2,006,235	2,509,224

Contract owners’ equity end of period	$14,226,516	15,526,228	5,042,132	6,363,170	7,543,845	9,290,159	1,597,059	2,006,235

CHANGES IN UNITS:
Beginning units	466,088	581,491	500,583	727,068	436,028	483,992	109,793	176,981
Units purchased	8,030	13,609	259,236	209,276	9,625	11,792	-	-
Units redeemed	(67,849)	(129,012)	(356,933)	(435,761)	(54,920)	(59,756)	(13,654)	(67,188)

Ending units	406,269	466,088	402,886	500,583	390,733	436,028	96,139	109,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FO2		FO2R		FOSR		FV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(320)	129	(1,425)	4,180	130	274	(22)	(793)
Realized gain (loss) on investments	(22,253)	(39,563)	176,705	159,868	27,658	(8,211)	6,144	2,932
Change in unrealized gain (loss) on investments	(137,191)	459,768	(362,367)	292,171	(60,952)	111,959	18,216	70,483
Reinvested capital gains	443	6,248	439	7,705	93	1,416	17,399	33,749

Net increase (decrease) in contract owners’ equity resulting from operations	(159,321)	426,582	(186,648)	463,924	(33,071)	105,438	41,737	106,371

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	24,822	337,029	984	1,740	3,267	26,333
Transfers between funds	(9,205)	(42,117)	68,857	49,917	(1,080)	(8,984)	(6,412)	(1,462)
Redemptions (note 3)	(155,381)	(164,055)	(637,216)	(369,682)	(62,125)	(118,784)	(32,349)	(53,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(1)	(13)	(39)	-	(308)	-	-
Adjustments to maintain reserves	(49)	(86)	(122)	(168)	(5)	(64)	(80)	8

Net equity transactions	(164,637)	(206,259)	(543,672)	17,057	(62,226)	(126,400)	(35,574)	(28,437)

Net change in contract owners’ equity	(323,958)	220,323	(730,320)	480,981	(95,297)	(20,962)	6,163	77,934
Contract owners’ equity beginning of period	1,824,186	1,603,863	2,211,575	1,730,594	396,954	417,916	437,036	359,102

Contract owners’ equity end of period	$1,500,228	1,824,186	1,481,255	2,211,575	301,657	396,954	443,199	437,036

CHANGES IN UNITS:
Beginning units	145,485	164,635	130,256	131,517	23,103	31,250	24,971	26,786
Units purchased	-	-	8,349	30,831	59	215	250	2,341
Units redeemed	(13,511)	(19,150)	(41,681)	(32,092)	(3,797)	(8,362)	(2,156)	(4,156)

Ending units	131,974	145,485	96,924	130,256	19,365	23,103	23,065	24,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FVS		FAGRS		FAGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(236)	(230)	703	(286)	(362)	(468)	(6,043)	(5,661)
Realized gain (loss) on investments	44,430	7,009	988	7,572	1,680	7,528	19,173	15,248
Change in unrealized gain (loss) on investments	(37,496)	35,104	11,220	37,380	3,212	7,154	45,671	136,282
Reinvested capital gains	-	-	8,771	16,366	-	44	-	304

Net increase (decrease) in contract owners’ equity resulting from operations	6,698	41,883	21,682	61,032	4,530	14,258	58,801	146,173

Equity transactions:
Purchase payments received from contract owners (note 3)	23,169	2,125	-	-	-	-	936	8,103
Transfers between funds	(14,756)	5,452	(101)	(822)	(38)	(18,353)	5,739	(24,800)
Redemptions (note 3)	(67,194)	(11,613)	(5,404)	(49,175)	(2,856)	(8,513)	(54,589)	(60,016)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(21)	(60)
Adjustments to maintain reserves	(28)	(5)	(4)	(27)	(13)	(2)	(48)	(67)

Net equity transactions	(58,809)	(4,041)	(5,509)	(50,024)	(2,907)	(26,868)	(47,983)	(76,840)

Net change in contract owners’ equity	(52,111)	37,842	16,173	11,008	1,623	(12,610)	10,818	69,333
Contract owners’ equity beginning of period	184,084	146,242	213,945	202,937	38,708	51,318	527,816	458,483

Contract owners’ equity end of period	$131,973	184,084	230,118	213,945	40,331	38,708	538,634	527,816

CHANGES IN UNITS:
Beginning units	7,784	7,989	11,786	14,656	2,616	4,715	37,768	44,317
Units purchased	987	391	11	784	11	5	565	667
Units redeemed	(3,474)	(596)	(297)	(3,654)	(203)	(2,104)	(3,954)	(7,216)

Ending units	5,297	7,784	11,500	11,786	2,424	2,616	34,379	37,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVRDI		TIF		FTVFA2		AMSRS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,089	7,419	1,611	2,361	8,525	46,933	(1,838)	(900)
Realized gain (loss) on investments	45,255	50,978	(3,223)	4,388	978	2,061	31,854	2,142
Change in unrealized gain (loss) on investments	12,920	230,030	(16,267)	26,867	(3,681)	(37,220)	(8,929)	75,551
Reinvested capital gains	21,858	-	-	-	455	75,538	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,122	288,427	(17,879)	33,616	6,277	87,312	21,087	76,793

Equity transactions:
Purchase payments received from contract owners (note 3)	50,771	63,335	-	-	-	-	-	-
Transfers between funds	(4,330)	(32,013)	(2,490)	(7,769)	102,761	126,781	(51,956)	24,892
Redemptions (note 3)	(131,280)	(249,056)	(21,602)	(23,657)	(51,258)	(52,097)	(35,404)	(3,974)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(56)	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	10	(22)	(10)	(35)	(4)	2	(40)

Net equity transactions	(84,853)	(217,780)	(24,114)	(31,436)	51,468	74,680	(87,358)	20,878

Net change in contract owners’ equity	269	70,647	(41,993)	2,180	57,745	161,992	(66,271)	97,671
Contract owners’ equity beginning of period	1,163,914	1,093,267	174,111	171,931	523,166	361,174	297,883	200,212

Contract owners’ equity end of period	$1,164,183	1,163,914	132,118	174,111	580,911	523,166	231,612	297,883

CHANGES IN UNITS:
Beginning units	55,290	66,712	8,833	10,629	41,509	35,101	15,344	14,053
Units purchased	2,560	3,819	(1)	-	7,973	13,038	-	1,514
Units redeemed	(6,535)	(15,241)	(1,225)	(1,796)	(4,156)	(6,630)	(4,477)	(223)

Ending units	51,315	55,290	7,607	8,833	45,326	41,509	10,867	15,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGSS		OVGIS		OVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,378	586	(4,120)	304	(27,797)	(14,434)	(843)	(435)
Realized gain (loss) on investments	7,254	42,290	74,577	35,074	208,938	210,145	26,937	42,664
Change in unrealized gain (loss) on investments	(17,858)	(16,158)	(216,508)	429,636	140,929	1,047,381	(43,654)	85,787
Reinvested capital gains	15,422	-	194,410	-	98,905	-	61,809	5,233

Net increase (decrease) in contract owners’ equity resulting from operations	6,196	26,718	48,359	465,014	420,975	1,243,092	44,249	133,249

Equity transactions:
Purchase payments received from contract owners (note 3)	2,744	-	10,799	-	32,728	38,769	2,314	4,244
Transfers between funds	276,701	-	2,292,222	(21,336)	(8,822)	(6,942)	(4,538)	32,874
Redemptions (note 3)	(51,500)	(137,192)	(297,560)	(304,087)	(645,581)	(1,029,025)	(33,372)	(66,404)
Annuity benefits	-	-	(1,035)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(112)	(24)	(46)	(188)	-	-
Adjustments to maintain reserves	(8)	(10)	(174)	(160)	(128)	(176)	(32)	(4)

Net equity transactions	227,937	(137,202)	2,004,140	(325,607)	(621,849)	(997,562)	(35,628)	(29,290)

Net change in contract owners’ equity	234,133	(110,484)	2,052,499	139,407	(200,874)	245,530	8,621	103,959
Contract owners’ equity beginning of period	24,135	134,619	2,116,024	1,976,617	4,991,994	4,746,464	439,042	335,083

Contract owners’ equity end of period	$258,268	24,135	4,168,523	2,116,024	4,791,120	4,991,994	447,663	439,042

CHANGES IN UNITS:
Beginning units	1,030	7,216	93,510	109,538	286,306	353,391	16,048	17,060
Units purchased	13,742	-	104,669	-	6,867	3,412	83	2,616
Units redeemed	(3,892)	(6,186)	(16,517)	(16,028)	(41,461)	(70,497)	(1,346)	(3,628)

Ending units	10,880	1,030	181,662	93,510	251,712	286,306	14,785	16,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSCS		OVSB		OVSBS		PMVFAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,018)	(2,044)	6,687	9,626	149,041	226,713	3,170	3,072
Realized gain (loss) on investments	47,451	29,768	(744)	(74)	22,269	91,244	(40,629)	(13,263)
Change in unrealized gain (loss) on investments	(70,487)	101,283	(2,114)	(12,903)	(92,790)	(410,036)	56,519	(64,936)
Reinvested capital gains	76,159	4,977	-	-	-	-	747	6,785

Net increase (decrease) in contract owners’ equity resulting from operations	50,105	133,984	3,829	(3,351)	78,520	(92,079)	19,807	(68,342)

Equity transactions:
Purchase payments received from contract owners (note 3)	38,375	28,292	7,617	18,407	16,642	97,870	2,815	-
Transfers between funds	70,909	24,832	6,248	29,139	(93,630)	(125,818)	(210,894)	(121,243)
Redemptions (note 3)	(84,324)	(45,998)	(34,666)	(60,008)	(817,725)	(1,971,440)	(232,574)	(22,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(28)	-	-	-	(109)	(82)	(29)	-
Adjustments to maintain reserves	(42)	(30)	(4)	(18)	(133)	(121)	(11)	(33)

Net equity transactions	24,890	7,096	(20,805)	(12,480)	(894,955)	(1,999,591)	(440,693)	(143,651)

Net change in contract owners’ equity	74,995	141,080	(16,976)	(15,831)	(816,435)	(2,091,670)	(420,886)	(211,993)
Contract owners’ equity beginning of period	475,099	334,019	229,262	245,093	5,528,325	7,619,995	674,800	886,793

Contract owners’ equity end of period	$550,094	475,099	212,286	229,262	4,711,890	5,528,325	253,914	674,800

CHANGES IN UNITS:
Beginning units	31,057	30,355	22,850	24,123	295,343	400,651	56,171	67,913
Units purchased	8,046	5,107	1,510	6,007	9,640	12,900	304	965
Units redeemed	(6,284)	(4,405)	(3,553)	(7,280)	(56,321)	(118,208)	(35,243)	(12,707)

Ending units	32,819	31,057	20,807	22,850	248,662	295,343	21,232	56,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVLAD		PMVEBD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(772)	4,488	1,386	-	310	447	(143)	349
Realized gain (loss) on investments	4,643	4,761	(17)	-	9,935	4,760	(53)	(5,766)
Change in unrealized gain (loss) on investments	(7,241)	(31,732)	(7,236)	-	1,873	26,413	(8,124)	33,239
Reinvested capital gains	-	-	1,257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,370)	(22,483)	(4,610)	-	12,118	31,620	(8,320)	27,822

Equity transactions:
Purchase payments received from contract owners (note 3)	3,475	449	938	-	-	-	-	-
Transfers between funds	6,093	30,864	66,765	-	12,337	11,937	1,628	(14,833)
Redemptions (note 3)	(279,658)	(301,614)	-	-	(10,628)	(19,139)	(15,124)	(15,548)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(44)	(21)	(12)	-	8	(21)	(50)	15

Net equity transactions	(270,139)	(270,322)	67,691	-	1,717	(7,223)	(13,546)	(30,366)

Net change in contract owners’ equity	(273,509)	(292,805)	63,081	-	13,835	24,397	(21,866)	(2,544)
Contract owners’ equity beginning of period	1,398,080	1,690,885	-	-	125,320	100,923	122,673	125,217

Contract owners’ equity end of period	$1,124,571	1,398,080	63,081	-	139,155	125,320	100,807	122,673

CHANGES IN UNITS:
Beginning units	118,762	141,753	-	-	6,362	6,844	7,374	9,527
Units purchased	3,664	10,803	6,507	-	1,180	733	111	31
Units redeemed	(26,537)	(33,794)	-	-	(1,039)	(1,215)	(909)	(2,184)

Ending units	95,889	118,762	6,507	-	6,503	6,362	6,576	7,374

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTSCB		PVTVB		ACEG2		ACC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(331)	(62)	(2,816)	(3,067)	(26,115)	(20,219)	(3,128)	12,414
Realized gain (loss) on investments	9,399	19,979	82,739	27,266	160,354	94,595	143,070	114,003
Change in unrealized gain (loss) on investments	(28,480)	12,668	(36,261)	232,252	9,839	618,715	225,821	1,333,802
Reinvested capital gains	20,478	1,919	16,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,066	34,504	60,659	256,451	144,078	693,091	365,763	1,460,219

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2,750	62,000	19,321	9,508	16,998	28,510
Transfers between funds	70	(44,712)	(87,370)	(11,010)	(69,312)	(8,786)	(50,054)	(18,020)
Redemptions (note 3)	(32,894)	(20,223)	(121,247)	(118,802)	(313,607)	(420,475)	(535,411)	(1,134,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(26)	(51)	(110)	(131)
Adjustments to maintain reserves	(4)	(11)	(4)	(42)	(134)	(134)	(137)	(252)

Net equity transactions	(32,828)	(64,946)	(205,871)	(67,854)	(363,758)	(419,938)	(568,714)	(1,124,587)

Net change in contract owners’ equity	(31,762)	(30,442)	(145,212)	188,597	(219,680)	273,153	(202,951)	335,632
Contract owners’ equity beginning of period	89,611	120,053	876,129	687,532	2,325,884	2,052,731	5,039,560	4,703,928

Contract owners’ equity end of period	$57,849	89,611	730,917	876,129	2,106,204	2,325,884	4,836,609	5,039,560

CHANGES IN UNITS:
Beginning units	4,015	7,469	47,114	52,325	145,154	177,319	260,485	326,060
Units purchased	48	127	1,350	4,697	2,991	1,783	4,579	15,895
Units redeemed	(1,526)	(3,581)	(12,375)	(9,908)	(25,150)	(33,948)	(33,273)	(81,470)

Ending units	2,537	4,015	36,089	47,114	122,995	145,154	231,791	260,485

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVGI		AVCE2		AVIE2		AVMCCI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(506)	559	(4,049)	749	351	(353)	(1,618)	(711)
Realized gain (loss) on investments	51,379	9,281	93,864	42,133	56,102	26,788	11,125	24,055
Change in unrealized gain (loss) on investments	(40,410)	36,919	(42,842)	149,591	(58,677)	15,539	(19,563)	6,548
Reinvested capital gains	661	-	3,504	-	-	-	15,544	11,471

Net increase (decrease) in contract owners’ equity resulting from operations	11,124	46,759	50,477	192,473	(2,224)	41,974	5,488	41,363

Equity transactions:
Purchase payments received from contract owners (note 3)	25,751	41	1,364	13,932	-	-	206	1,836
Transfers between funds	(54,764)	(1,844)	(15,307)	(12,262)	(4,056)	(150)	(1,865)	(11,189)
Redemptions (note 3)	(92,711)	(32,666)	(164,374)	(106,425)	(103,770)	(55,544)	(19,604)	(43,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(59)	-	-	-	-	(98)
Adjustments to maintain reserves	(21)	(7)	(82)	(78)	1	(96)	(12)	10

Net equity transactions	(121,745)	(34,476)	(178,458)	(104,833)	(107,825)	(55,790)	(21,275)	(52,937)

Net change in contract owners’ equity	(110,621)	12,283	(127,981)	87,640	(110,049)	(13,816)	(15,787)	(11,574)
Contract owners’ equity beginning of period	198,308	186,025	837,137	749,497	273,472	287,288	154,972	166,546

Contract owners’ equity end of period	$87,687	198,308	709,156	837,137	163,423	273,472	139,185	154,972

CHANGES IN UNITS:
Beginning units	12,622	15,157	54,719	62,373	11,559	14,228	7,548	10,319
Units purchased	1,581	3	896	1,017	-	(1)	49	123
Units redeemed	(8,969)	(2,538)	(12,022)	(8,671)	(4,596)	(2,668)	(1,024)	(2,894)

Ending units	5,234	12,622	43,593	54,719	6,963	11,559	6,573	7,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHAS		VWHA		WRASP		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,612)	(1,052)	(4,344)	(1,559)	(11,313)	2,890	(4,044)	(1,730)
Realized gain (loss) on investments	24,622	240	686	(14,655)	232,955	86,759	6,371	9,324
Change in unrealized gain (loss) on investments	(119,156)	12,178	(83,183)	37,912	(559,864)	383,944	(20,245)	46,121
Reinvested capital gains	-	2,813	-	11,013	225,410	-	30,246	6,362

Net increase (decrease) in contract owners’ equity resulting from operations	(98,146)	14,179	(86,841)	32,711	(112,812)	473,593	12,328	60,077

Equity transactions:
Purchase payments received from contract owners (note 3)	542	220	-	-	15,669	850	9,815	20,086
Transfers between funds	213,179	17,892	(725)	(136,821)	(230,778)	(82,201)	200,748	228,546
Redemptions (note 3)	(931)	(3,996)	(14,284)	(15,596)	(847,633)	(175,607)	(26,643)	(78,418)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	(57)	(105)	-	-
Adjustments to maintain reserves	(19)	(7)	(10)	(30)	(117)	(83)	(25)	(32)

Net equity transactions	212,771	14,104	(15,019)	(152,447)	(1,062,916)	(257,146)	183,895	170,182

Net change in contract owners’ equity	114,625	28,283	(101,860)	(119,736)	(1,175,728)	216,447	196,223	230,259
Contract owners’ equity beginning of period	171,449	143,166	449,184	568,920	2,364,730	2,148,283	364,174	133,915

Contract owners’ equity end of period	$286,074	171,449	347,324	449,184	1,189,002	2,364,730	560,397	364,174

CHANGES IN UNITS:
Beginning units	16,288	14,833	42,131	58,355	138,954	155,984	14,764	8,083
Units purchased	37,436	1,932	-	-	4,133	5,422	10,551	11,016
Units redeemed	(19,573)	(477)	(1,421)	(16,224)	(68,705)	(22,452)	(1,707)	(4,335)

Ending units	34,151	16,288	40,710	42,131	74,382	138,954	23,608	14,764

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		OVGS4		HIBF3		GEM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,161)	790	(9,263)	1,021	4,020	11,508	533	(6,086)
Realized gain (loss) on investments	126,784	21,453	1,005,923	190,507	(3,138)	3,028	(17,768)	35,442
Change in unrealized gain (loss) on investments	(126,108)	46,482	(1,004,334)	417,715	5,409	(2,532)	(49,816)	(63,028)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(485)	68,725	(7,674)	609,243	6,291	12,004	(67,051)	(33,672)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,108	6,923	29,390	96,233	-	53,264	4,776	5,593
Transfers between funds	(317,588)	13,672	(2,498,226)	(434,151)	(218,780)	(7,492)	(1,835,315)	(527,770)
Redemptions (note 3)	(4,779)	(39,403)	(106,303)	(414,452)	(4,068)	(87,317)	(32,321)	(245,662)
Annuity benefits	-	-	(507)	(126)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(20)	(78)	(52)	-	-	(21)	(6)
Adjustments to maintain reserves	(51)	(17)	(260)	36	4	(17)	(62)	(123)

Net equity transactions	(318,310)	(18,845)	(2,575,984)	(752,512)	(222,844)	(41,562)	(1,862,943)	(767,968)

Net change in contract owners’ equity	(318,795)	49,880	(2,583,658)	(143,269)	(216,553)	(29,558)	(1,929,994)	(801,640)
Contract owners’ equity beginning of period	318,795	268,915	2,583,658	2,726,927	216,553	246,111	1,929,994	2,731,634

Contract owners’ equity end of period	$-	318,795	-	2,583,658	-	216,553	-	1,929,994

CHANGES IN UNITS:
Beginning units	15,519	16,467	128,666	171,484	13,150	15,782	95,658	134,692
Units purchased	234	1,319	1,550	13,417	31	3,836	831	16,724
Units redeemed	(15,753)	(2,267)	(130,216)	(56,235)	(13,181)	(6,468)	(96,489)	(55,758)

Ending units	-	15,519	-	128,666	-	13,150	-	95,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		GVDIV6
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$865	450	11,855	6,211
Realized gain (loss) on investments	4,790	(2,155)	85,860	37,448
Change in unrealized gain (loss) on investments	(6,081)	9,777	(103,406)	62,995
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(426)	8,072	(5,691)	106,654

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	28,880	55,630
Transfers between funds	(42,156)	(2)	(591,170)	14,756
Redemptions (note 3)	(937)	(20,761)	(32,939)	(211,907)
Annuity benefits	-	-	(509)	(129)
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(232)
Adjustments to maintain reserves	(5)	4	(238)	272

Net equity transactions	(43,098)	(20,759)	(595,976)	(141,610)

Net change in contract owners’ equity	(43,524)	(12,687)	(601,667)	(34,956)
Contract owners’ equity beginning of period	43,524	56,211	601,667	636,623

Contract owners’ equity end of period	$-	43,524	-	601,667

CHANGES IN UNITS:
Beginning units	3,335	5,152	46,158	59,971
Units purchased	-	-	2,234	6,131
Units redeemed	(3,335)	(1,817)	(48,392)	(19,944)

Ending units	-	3,335	-	46,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class II (GEM2)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Mid Cap Index Fund - Class II (MCIF2)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS International Value Portfolio - Class B (ALVIVB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Kaufmann Fund II - Primary Shares (FVK2)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

  VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

  VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Asset Manager Portfolio - Service Class (FAMS)

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Balanced Portfolio - Initial Class (FBP)

  VIP Balanced Portfolio - Service Class (FBS)

  VIP Balanced Portfolio - Service Class 2 (FB2)

  VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

  VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Growth & Income Portfolio - Initial Class (FGIP)

  VIP Growth & Income Portfolio - Service Class (FGIS)

  VIP Growth & Income Portfolio - Service Class 2 (FGI2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class 2 (FHI2)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

  VIP High Income Portfolio - Service Class R (FHISR)

  VIP Index 500 Portfolio - Initial Class (FIP)

  VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

  VIP Mid Cap Portfolio - Initial Class (FMCP)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Money Market Portfolio - Initial Class (FMMP)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Portfolio - Service Class 2 (FV2)

  VIP Value Strategies Portfolio - Service Class (FVSS)

   VIP Value Portfolio - Service Class (FVS)

  VIP Growth Strategies Portfolio - Service Class (FAGRS)

  VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Templeton Foreign Securities Fund - Class 1 (TIF)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VT Small Cap Value Fund: Class IB (PVTSCB)

  VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  VI Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  VI Core Equity Fund - Series I Shares (AVGI)

  VI Core Equity Fund - Series II Shares (AVCE2)

  VI International Growth Fund - Series II Shares (AVIE2)

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

* At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%	3.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2) For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

(3) For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

(4) For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

(5) Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	$1,191,994	4,206	1,941	7,646	109	59	30	207
1.00%	$426,652	1,376	-	182	-	-	-	51
1.05%	$144,014	597	-	-	-	-	-	-
1.10%	$736,585	7,092	4,191	5,880	879	-	175	61
1.15%	$334,686	206	55	1,334	-	-	-	67
1.20%	$127,015	589	80	355	-	-	-	870
1.25%	$136,307	4,750	-	3,117	-	-	-	-
1.30%	$485,520	2,327	-	562	-	-	-	41
1.35%	$69,045	1,982	431	301	-	-	-	13
1.40%	$1,734,523	1,123	-	890	-	-	-	3
1.45%	$69,936	-	-	316	-	-	-	-
1.50%	$64,653	212	484	-	-	-	-	-
1.55%	$84,140	380	-	398	-	-	-	-
1.60%	$148,522	132	-	-	-	-	-	-
1.65%	$26,797	12	-	-	-	-	-	-
1.70%	$22,001	152	-	-	-	-	-	-
1.75%	$22,267	-	-	66	-	-	-	-
1.80%	$16,390	-	-	61	-	-	-	-
1.85%	$2,843	-	-	-	-	-	-	-
1.95%	$2,763	-	-	-	-	-	-	-
2.00%	$12,507	-	-	-	-	-	-	-
2.15%	$9,634	-	-	-	-	-	-	-

Totals	$5,868,794	$25,136	$7,182	$21,108	$988	$59	$205	$1,313

	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	14.0	4,420.0	4,067	3,100.0	7,868.0	3,702.0	1,460.0	-
1.00%	-	-	385	1,282.0	313.0	-	659.0	399.0
1.05%	-	129.0	-	429.0	844.0	40.0	-	1,793.0
1.10%	40.0	2,381.0	3,210	4,124.0	7,009.0	1,852.0	610.0	866.0
1.15%	-	3,061.0	951	4,038.0	3,212.0	3,041.0	459.0	-
1.20%	-	540.0	1,299	677.0	1,031.0	135.0	59.0	185.0
1.25%	-	1,440.0	1,578	665.0	539.0	162.0	-	-
1.30%	-	472.0	486	1,508.0	2,153.0	114.0	70.0	-
1.35%	-	128.0	743	98.0	182.0	49.0	-	-
1.40%	762.0	1,394.0	1,949	3,605.0	2,292.0	497.0	-	123.0
1.45%	-	11.0	169	-	685.0	342.0	-	-
1.50%	-	142.0	37	26.0	256.0	-	92.0	-
1.55%	-	311.0	2,222	522.0	1,294.0	223.0	-	-
1.60%	-	755.0	1,065	817.0	4,069.0	-	-	-
1.65%	-	160.0	237	268.0	117.0	-	-	-
1.70%	-	1,249.0	-	-	229.0	490.0	-	-
1.75%	-	33.0	214	-	1,087.0	-	8.0	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	168	-	36.0	-	-	-
1.95%	-	-	100	-	407.0	-	-	-
2.00%	-	-	-	-	-	1,825.0	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$816	$16,626	$18,880	$21,159	$33,623	$12,472	$3,417	$3,366

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	12,401	4,874	7,116	14,000	3,474	93	5,527	459
1.00%	4,910	563	4,062	2,053	840	-	1,050	52
1.05%	1,078	158	387	80	-	-	188	-
1.10%	24,236	1,815	3,476	7,840	2,133	1,053	1,088	948
1.15%	1,427	236	485	343	1,426	38	1,043	4
1.20%	624	181	109	54	116	15	1,655	56
1.25%	-	620	82	315	-	-	35	-
1.30%	238	39	1,586	183	508	-	618	-
1.35%	1,682	991	33	556	-	496	1,076	-
1.40%	159	428	1,657	2,228	284	-	2,358	532
1.45%	-	-	-	-	-	-	24	27
1.50%	323	815	342	120	-	-	27	-
1.55%	-	169	23	707	57	-	934	44
1.60%	-	41	14	-	-	-	269	-
1.65%	-	-	49	47	-	-	13	-
1.70%	-	-	114	53	-	-	25	-
1.75%	-	-	-	-	-	-	3	-
1.80%	-	1,118	439	1,009	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$47,078	$12,048	$19,974	$29,588	$8,838	$1,695	$15,933	$2,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	415.0	-	61.0	442.0	1,991.0	1,329.0	581.0	3,768.0
1.00%	109.0	-	109.0	-	-	-	1,239.0	3,710.0
1.05%	-	-	-	-	-	-	-	224.0
1.10%	1.0	70.0	219.0	324.0	6,712.0	133.0	2,762.0	5,095.0
1.15%	-	-	-	11,386.0	-	4,899.0	394.0	5,522.0
1.20%	-	-	-	230.0	-	-	-	191.0
1.25%	-	-	-	-	-	-	-	90.0
1.30%	-	-	-	-	120.0	-	39.0	6,641.0
1.35%	328.0	-	-	-	-	-	51.0	-
1.40%	-	-	-	-	1,183.0	-	76.0	635.0
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	175.0	-	164.0	457.0	-
1.55%	86.0	-	-	-	-	-	-	-
1.60%	-	-	-	-	520.0	-	-	-
1.65%	-	-	-	-	-	828.0	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	191.0
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$939	$70	$389	$12,557	$10,526	$7,353	$5,599	$26,067

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	553	722	49	2,045	2,087	172	25,286	11,162
1.00%	-	1,483	-	1,206	-	-	4,311	108
1.05%	-	-	-	130	-	-	461	2,126
1.10%	1,219	8,481	37	303	1,596	297	15,186	5,459
1.15%	-	-	-	13	670	75	5,203	7,372
1.20%	-	-	31	8	65	53	3,140	2,059
1.25%	-	87	-	-	21	-	1,982	2,957
1.30%	-	-	-	170	1,873	44	1,233	1,455
1.35%	-	25	48	1	-	-	2,292	564
1.40%	122	-	-	357	192	109	6,349	9,715
1.45%	-	-	-	-	-	-	782	1,454
1.50%	-	-	-	-	-	-	600	348
1.55%	-	-	-	316	33	-	1,772	1,665
1.60%	-	2,774	-	-	-	22	2,885	2,944
1.65%	-	-	-	-	-	125	523	3,840
1.70%	-	-	-	182	126	-	15	104
1.75%	-	-	-	-	-	-	238	-
1.80%	-	-	-	-	-	-	-	252
1.85%	-	-	-	-	-	-	115	215
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,894	$13,572	$165	$4,731	$6,663	$897	$72,373	$53,799

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	1,812	-	13,515	78,156	44,438	24,851	672	9,147
1.00%	-	192	491	6,408	2,030	4,273	-	764
1.05%	-	-	696	1,692	475	793	-	3,079
1.10%	7,176	111	14,148	69,785	29,338	26,127	3,940	5,653
1.15%	-	250	12,127	72,903	23,276	19,029	-	3,055
1.20%	-	88	12,323	17,658	11,189	5,077	-	1,011
1.25%	-	-	273	15,274	32,192	3,676	-	1,070
1.30%	36	-	8,264	25,869	2,424	8,071	-	1,551
1.35%	-	-	1,263	5,680	3,118	629	425	573
1.40%	-	-	5,379	65,332	36,377	15,695	-	3,121
1.45%	-	-	8	11,681	6,728	1,185	-	818
1.50%	-	161	307	1,516	507	1,369	533	-
1.55%	-	-	5,354	9,570	2,221	2,518	-	804
1.60%	-	-	3,859	50,533	14,345	13,634	-	2,826
1.65%	-	-	2,396	2,857	3,202	1,006	-	50
1.70%	724	-	45	1,059	2,063	1,603	-	-
1.75%	-	-	-	250	8,887	292	-	644
1.80%	-	-	37	1,977	2,836	-	-	-
1.85%	487	-	-	608	161	172	-	120
1.95%	-	-	-	508	120	-	-	-
2.00%	-	-	-	-	-	-	-	700
2.15%	-	-	652	-	-	774	-	862

Totals	$10,235	$802	$81,137	$439,316	$225,927	$130,774	$5,570	$35,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	76,884	256	-	1,492	-	11,755	164	676
1.00%	11,454	4	-	151	-	2,470	-	32
1.05%	896	-	-	-	-	1,036	-	191
1.10%	51,727	221	274	1,252	348	3,660	169	1,003
1.15%	20,079	12	-	400	110	2,330	-	103
1.20%	7,944	-	-	233	-	1,456	-	-
1.25%	5,265	-	-	-	-	706	38	-
1.30%	2,036	-	-	255	-	662	-	-
1.35%	2,393	9	-	42	-	254	-	-
1.40%	3,147	27	-	574	-	5,023	-	415
1.45%	1,942	-	-	28	-	31	-	-
1.50%	188	-	-	10	-	81	-	-
1.55%	1,894	-	-	17	-	1,922	605	-
1.60%	2,339	-	-	-	-	5,775	-	-
1.65%	201	-	-	-	-	330	-	-
1.70%	665	-	-	-	-	325	-	-
1.75%	323	-	-	-	-	308	-	-
1.80%	840	-	-	-	-	205	-	-
1.85%	6	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	481	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$190,704	$529	$274	$4,454	$458	$38,329	$976	$2,420

	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,440	132	3,478	1,323	4,405	1,160	5,346	154,107
1.00%	384	-	442	-	206	-	-	87,428
1.05%	53	-	312	-	41	-	-	29,568
1.10%	1,874	844	2,269	1,654	3,836	531	7,938	57,846
1.15%	817	-	1,524	-	2,607	208	-	17,808
1.20%	73	-	803	-	907	-	-	10,420
1.25%	1,014	-	340	-	165	-	-	7,273
1.30%	19	-	642	-	520	-	134,273	10,690
1.35%	89	-	208	83	50	-	1,173	5,554
1.40%	730	-	669	-	1,092	438	555,056	16,200
1.45%	-	-	49	-	34	-	5,951	5,104
1.50%	-	-	40	138	56	-	6,621	2,263
1.55%	247	-	869	-	2,358	29	-	9,227
1.60%	385	-	618	-	320	-	-	7,503
1.65%	57	-	19	-	26	-	-	2,811
1.70%	-	-	1,236	-	37	-	-	2,873
1.75%	-	-	640	-	210	-	-	673
1.80%	-	-	3	-	207	-	-	1,266
1.85%	-	-	-	-	-	-	-	98
1.95%	-	-	-	-	135	-	-	901
2.00%	-	-	-	-	335	-	-	477
2.15%	1,089	-	-	-	-	-	-	903

Totals	$9,271	$976	$14,161	$3,198	$17,547	$2,366	$716,358	$430,993

	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	571	6,398	6,235	1,101	1,997	8,747	46	634
1.00%	22	113	806	146	-	2,117	-	-
1.05%	113	94	79	30	-	1,744	-	-
1.10%	80	2,600	7,243	468	2,847	9,223	-	2,144
1.15%	62	491	2,410	845	1,108	2,668	-	36
1.20%	-	500	1,035	44	253	1,066	-	94
1.25%	-	637	2,081	71	-	1,406	-	-
1.30%	-	402	1,590	84	611	627	-	-
1.35%	9	836	579	20	4	474	-	280
1.40%	64	2,732	2,355	718	840	7,276	801	-
1.45%	-	-	83	-	-	103	-	-
1.50%	-	87	71	-	47	124	-	-
1.55%	-	988	766	351	701	2,752	-	-
1.60%	-	39	417	1,306	777	1,666	-	-
1.65%	-	24	313	36	162	26	-	-
1.70%	-	-	-	315	-	847	-	-
1.75%	-	6	360	-	-	125	-	-
1.80%	-	361	-	36	-	561	-	-
1.85%	-	-	184	-	-	-	-	-
1.95%	-	-	-	73	-	124	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	1,135	289	-	518	-	-

Totals	$921	$16,308	$27,742	$5,933	$9,347	$42,194	$847	$3,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,966	6,331	564	3,289	6,350	-	4,968	-
1.00%	419	2,805	-	-	9,997	-	2,492	-
1.05%	109	124	-	-	31	-	337	-
1.10%	2,430	7,908	562	12,865	10,843	-	2,433	-
1.15%	2,159	5,824	-	-	2,087	-	1,651	-
1.20%	518	1,181	67	7	1,905	-	1,802	-
1.25%	128	836	-	-	2,529	-	956	-
1.30%	239	1,729	46	-	4,220	23,080	2,587	15,116
1.35%	257	1,171	53	1,164	833	-	302	-
1.40%	176	4,036	-	637	2,680	119,301	1,199	82,837
1.45%	-	131	-	-	18	2,177	438	439
1.50%	-	394	560	1,072	557	5,857	48	3,481
1.55%	-	1,654	-	193	494	-	962	-
1.60%	368	3,691	-	-	899	-	270	-
1.65%	160	212	-	-	27	-	161	-
1.70%	15	888	-	-	527	-	217	-
1.75%	-	5	-	-	609	-	696	-
1.80%	-	68	-	-	78	-	1,007	-
1.85%	-	-	-	-	13	-	32	-
1.95%	-	-	-	-	-	-	42	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$9,944	$38,988	$1,852	$19,227	$44,697	$150,415	$22,600	$101,873

	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	3,730	2,306	-	6,438	3,601	-	13,889
1.00%	-	3,328	1,670	-	4,997	2,389	-	10,780
1.05%	-	149	1	-	4,689	-	-	1,638
1.10%	-	110	55	-	-	150	-	438
1.15%	-	-	-	-	-	2,104	-	-
1.20%	-	45	12	-	-	163	-	-
1.25%	-	22	34	-	-	113	-	-
1.30%	3,316	-	-	3,607	-	-	27,925	-
1.35%	-	-	-	-	-	-	-	-
1.40%	16,849	355	14	32,011	-	406	154,840	-
1.45%	16	-	121	525	-	86	1,360	-
1.50%	155	-	-	182	-	223	3,569	-
1.55%	-	-	26	-	-	-	-	-
1.60%	-	-	128	-	-	202	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$20,336	$7,739	$4,367	$36,325	$16,124	$9,437	$187,694	$26,745

	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,994	5,293	1,758	42,139	34,913	-	29,123	13,877
1.00%	4,784	1,045	84	18,016	7,706	-	23,308	4,436
1.05%	53	400	135	10,497	821	-	16,776	1,363
1.10%	5,821	4,532	-	11,110	26,969	-	-	8,140
1.15%	1,033	659	-	-	14,718	-	-	2,276
1.20%	158	427	61	546	4,284	-	71	1,683
1.25%	1,272	1,476	-	169	11,493	-	381	3,350
1.30%	36	43	-	115	3,961	13,091	15	1,855
1.35%	78	98	-	2,214	6,257	-	-	355
1.40%	1,230	2,092	-	1,116	6,612	62,606	-	2,499
1.45%	129	-	-	1,975	506	2,000	-	430
1.50%	193	362	-	828	663	1,614	-	-
1.55%	-	50	-	-	4,461	-	-	324
1.60%	913	63	-	-	2,018	-	-	2,286
1.65%	-	-	-	-	1,513	-	-	-
1.70%	-	-	-	-	2,028	-	-	-
1.75%	-	-	-	-	503	-	-	369
1.80%	-	-	-	-	359	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	5,461	-	-	461	-	-	-
2.15%	-	-	-	-	708	-	-	708

Totals	$18,694	$22,001	$2,038	$88,725	$130,954	$79,311	$69,674	$43,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	47,721.0	27,112.0	-	18,722.0	7,541.0	2,682.0	1,927.0
1.00%	-	32,105.0	10,002.0	-	10,027.0	2,587.0	328.0	531.0
1.05%	-	13,937.0	1,154.0	-	4,004.0	1,397.0	-	1,294.0
1.10%	-	477.0	17,995.0	-	278.0	5,400.0	2,429.0	-
1.15%	-	-	7,854.0	-	-	4,278.0	817.0	-
1.20%	-	441.0	3,824.0	-	36.0	680.0	714.0	-
1.25%	-	657.0	1,879.0	-	-	979.0	44.0	-
1.30%	30,495.0	37.0	834.0	-	-	389.0	1,200.0	-
1.35%	-	75.0	1,818.0	-	-	85.0	37.0	-
1.40%	105,733.0	158.0	7,115.0	12,052.0	-	1,025.0	649.0	-
1.45%	3,671.0	26.0	630.0	491.0	1,180.0	5.0	-	-
1.50%	6,690.0	633.0	996.0	893.0	726.0	295.0	-	-
1.55%	-	-	2,606.0	-	-	932.0	2,007.0	-
1.60%	-	86.0	1,237.0	-	-	256.0	-	-
1.65%	-	266.0	418.0	-	-	43.0	-	-
1.70%	-	-	1,015.0	-	-	-	19.0	-
1.75%	-	-	383.0	-	-	14.0	-	-
1.80%	-	-	136.0	-	-	91.0	16.0	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$146,589	$96,619	$87,008	$13,436	$34,973	$25,997	$10,942	$3,752

	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	54,353	25,299	-	41,676	52,950	12,905	-	10,169
1.00%	37,207	15,519	-	18,919	15,723	3,560	-	5,524
1.05%	9,886	11,036	-	5,311	1,289	2,595	-	1,170
1.10%	9,066	6,021	-	115	40,820	1,062	-	171
1.15%	1,350	2,458	-	-	8,611	651	-	-
1.20%	1,183	675	-	588	5,767	87	-	60
1.25%	551	93	-	128	3,622	-	-	69
1.30%	24,531	14,144	35,258	-	5,289	9,470	22,051	12
1.35%	233	30	-	-	2,517	-	-	-
1.40%	113,165	59,681	-	-	9,770	36,134	93,060	-
1.45%	3,760	2,899	-	1,696	1,919	200	1,058	620
1.50%	4,087	203	-	-	1,205	6,097	999	-
1.55%	439	377	-	-	5,645	-	-	-
1.60%	130	-	-	-	1,994	-	-	-
1.65%	559	-	-	276	867	-	-	-
1.70%	337	62	-	-	674	-	-	-
1.75%	-	-	-	-	720	-	-	-
1.80%	-	-	-	-	2,519	-	-	-
1.85%	-	-	-	47	-	-	-	-
1.95%	-	-	-	-	80	-	-	-
2.00%	-	-	-	-	339	-	-	-
2.15%	-	-	-	-	554	-	-	-

Totals	$260,837	$138,497	$35,258	$68,756	$162,874	$72,761	$117,168	$17,795

	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	5,447.0	5,918.0	1,244.0	770.0	959.0	1,536.0	317.0	1,523.0
1.00%	4,899.0	1,652.0	564.0	102.0	-	567.0	48.0	125.0
1.05%	-	23.0	107.0	725.0	-	35.0	-	-
1.10%	2,930.0	4,465.0	727.0	2,437.0	431.0	-	-	969.0
1.15%	910.0	757.0	-	-	-	-	-	1,043.0
1.20%	571.0	1,103.0	-	27.0	63.0	-	-	569.0
1.25%	202.0	336.0	-	-	-	-	-	16.0
1.30%	96.0	1,944.0	-	-	-	-	-	-
1.35%	27.0	122.0	27.0	118.0	-	-	-	68.0
1.40%	885.0	954.0	-	495.0	-	-	-	966.0
1.45%	-	-	1,221.0	201.0	-	-	-	18.0
1.50%	223.0	206.0	-	-	-	-	-	44.0
1.55%	699.0	484.0	-	-	-	-	-	62.0
1.60%	223.0	21.0	-	-	-	-	-	-
1.65%	148.0	12.0	-	-	-	-	-	-
1.70%	102.0	96.0	-	-	-	-	-	-
1.75%	-	141.0	-	8.0	-	-	-	80.0
1.80%	-	-	-	-	-	-	-	218.0
1.85%	191.0	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	1,169.0	-	-	-	-	-	-
2.15%	360.0	-	-	-	-	-	-	342.0

Totals	$17,913	$19,403	$3,890	$4,883	$1,453	$2,138	$365	$6,043

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVRDI	TIF	FTVFA2	AMSRS	OVGS	OVGSS	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,110	135	1,074	1,518	535	8,430	15,022	657
1.00%	-	-	431	395	-	2,071	694	-
1.05%	-	71	-	-	-	292	-	178
1.10%	8,737	1,422	1,878	56	1,448	10,807	14,476	3,800
1.15%	173	-	1,640	55	-	6,242	5,720	-
1.20%	101	-	231	-	47	995	2,559	9
1.25%	-	-	-	145	-	1,348	2,008	-
1.30%	67	-	56	64	-	2,230	1,714	-
1.35%	936	102	1	-	123	887	1,190	46
1.40%	8	-	979	59	-	3,093	4,799	-
1.45%	-	-	95	-	-	119	1,492	-
1.50%	415	-	-	172	249	55	214	-
1.55%	-	-	-	-	-	1,889	1,478	-
1.60%	-	-	-	-	-	1,907	3,029	-
1.65%	-	-	-	-	-	469	566	-
1.70%	-	-	-	201	-	-	35	-
1.75%	-	-	-	-	-	8	313	-
1.80%	-	-	-	-	-	-	269	-
1.85%	-	-	-	-	-	-	2	-
1.95%	-	-	-	-	-	227	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	349	-

Totals	$12,547	$1,730	$6,385	$2,665	$2,402	$41,069	$55,929	$4,690

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVGIB	PVTIGB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	430.0	511.0	17,423.0	527.0	3,924.0	-	421.0	170.0
1.00%	127.0	-	2,535.0	170.0	3,480.0	-	-	-
1.05%	354.0	-	249.0	-	102.0	-	-	-
1.10%	1,708.0	1,497.0	11,367.0	687.0	1,703.0	-	383.0	913.0
1.15%	154.0	-	7,672.0	55.0	127.0	-	52.0	-
1.20%	868.0	-	2,304.0	-	53.0	-	108.0	-
1.25%	-	-	2,870.0	-	550.0	-	-	-
1.30%	33.0	-	4,422.0	-	608.0	-	322.0	-
1.35%	1,381.0	18.0	1,237.0	917.0	1,708.0	4.0	5.0	157.0
1.40%	618.0	51.0	2,471.0	2,918.0	204.0	515.0	85.0	-
1.45%	-	-	159.0	-	-	-	-	-
1.50%	1.0	344.0	415.0	-	151.0	-	-	-
1.55%	-	-	697.0	-	256.0	-	-	-
1.60%	-	-	3,467.0	-	-	-	15.0	-
1.65%	-	-	674.0	-	-	-	-	-
1.70%	-	-	293.0	-	-	-	-	-
1.75%	-	-	350.0	311.0	332.0	-	-	-
1.80%	-	-	9.0	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	775.0	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$6,449	$2,421	$58,614	$5,585	$13,198	$519	$1,391	$1,240

	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	252	894	5,571	12,145	356	2,239	742	101
1.00%	-	270	505	2,150	-	372	-	-
1.05%	-	-	15	98	-	-	-	-
1.10%	312	2,482	4,617	16,915	1,233	2,261	299	1,378
1.15%	-	41	2,624	4,047	-	487	436	28
1.20%	-	358	479	1,249	-	34	109	-
1.25%	-	836	3,075	3,598	-	166	-	-
1.30%	-	2,520	1,716	2,186	-	201	111	-
1.35%	84	150	228	770	101	2	69	165
1.40%	-	1,749	3,846	8,091	-	1,555	10	-
1.45%	-	-	82	197	-	119	-	-
1.50%	97	83	-	-	-	-	-	-
1.55%	-	57	1,013	1,100	-	466	78	-
1.60%	-	-	865	851	-	477	80	-
1.65%	-	-	121	494	-	-	34	-
1.70%	-	-	240	378	-	114	51	-
1.75%	-	-	817	968	-	245	48	-
1.80%	-	-	113	63	-	234	2	-
1.85%	-	-	188	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	391	-	-	-	-

Totals	$745	$9,440	$26,115	$55,691	$1,690	$8,972	$2,069	$1,672

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	VWHAS	VWHA	WRASP	WFVSCG	OVGS3	OVGS4	HIBF3	GEM6

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	923	1,882	3,531	777	246	2,174	51	1,908
1.00%	-	1,000	1,807	569	-	892	-	481
1.05%	-	-	116	1,715	-	161	-	21
1.10%	378	671	4,910	290	687	2,059	491	494
1.15%	-	22	1,277	21	-	804	17	344
1.20%	-	-	491	-	15	236	7	715
1.25%	-	-	-	-	-	439	-	16
1.30%	20	54	490	-	-	474	-	285
1.35%	859	-	3,010	15	43	371	225	467
1.40%	1,432	683	2,572	657	-	351	-	1,315
1.45%	-	92	55	-	-	6	-	6
1.50%	-	-	450	-	170	26	-	12
1.55%	-	-	326	-	-	599	-	409
1.60%	-	-	164	-	-	228	-	5
1.65%	-	-	7	-	-	29	-	6
1.70%	-	-	167	-	-	-	-	11
1.75%	-	340	444	-	-	4	-	1
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	46	-	-
2.00%	-	-	-	-	-	364	-	120
2.15%	-	-	-	-	-	-	-	-

Totals	$3,612	$4,744	$19,817	$4,044	$1,161	$9,263	$791	$6,616

	GVDIV3	GVDIV6

0.40%	$-	$-
0.95%	-	641
1.00%	-	73
1.05%	-	-
1.10%	147	738
1.15%	-	190
1.20%	-	148
1.25%	-	-
1.30%	-	110
1.35%	-	20
1.40%	-	41
1.45%	-	13
1.50%	-	5
1.55%	-	8
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.95%	-	-
2.00%	-	-
2.15%	-	-

Totals	$147	$1,987

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $2,254,232 and $2,379,491 , respectively, and total transfers from the Account to the fixed account were $9,142,968 and $9,867,403 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $378,570 and $342,890 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$472,140,801	$-	$-	$472,140,801

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$430,939	$244,802
Stock Index Fund, Inc. - Initial Shares (DSIF)	32,041	159,776
Stock Index Fund, Inc. - Service Shares (DSIFS)	266,939	695,591
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,375	9,268
Floating-Rate Income Fund (ETVFR)	48,631	28,595
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	3,501	13,641
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	41,245	48,353
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	122,090	1,055
Investors Growth Stock Series - Service Class (MIGSC)	87,852	236,085
Mid Cap Growth Series - Service Class (MMCGSC)	191,472	355,450
New Discovery Series - Service Class (MNDSC)	391,029	677,704
Value Series - Service Class (MVFSC)	260,810	632,395
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	415,352	170,698
Core Plus Fixed Income Portfolio - Class II (MSVF2)	197,033	193,492
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	89,263	50,875
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	197,976	935,622
American Funds NVIT Bond Fund - Class II (GVABD2)	49,142	306,092
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	88,918	312,707
American Funds NVIT Growth Fund - Class II (GVAGR2)	18,460	529,950
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,387	136,589
Federated NVIT High Income Bond Fund - Class I (HIBF)	227,627	35,434
NVIT Emerging Markets Fund - Class II (GEM2)	1,827,325	436,678
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	31,391	5,768
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,241	50,806
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	65	72
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	29,279	35,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	80,118	56,489
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	154,502	222,415
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	94,614	77,224
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	55,084	190,979
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	284,145	903,613
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	54,536	59,552
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	270,945	159,636
NVIT Core Bond Fund - Class I (NVCBD1)	625	18,090
NVIT Core Bond Fund - Class II (NVCBD2)	315,319	228,191
NVIT Core Plus Bond Fund - Class II (NVLCP2)	49,997	120,095
NVIT Nationwide Fund - Class II (TRF2)	627	48,555
NVIT Government Bond Fund - Class I (GBF)	580,730	1,521,497
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	501,268	1,249,002
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	86,150	253,302
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,446	34,845
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	679,387	949,579
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	780,170	6,351,069
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	451,210	2,741,918
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	519,541	2,851,522
NVIT Mid Cap Index Fund - Class I (MCIF)	38,046	120,392
NVIT Mid Cap Index Fund - Class II (MCIF2)	283,379	643,976
NVIT Money Market Fund - Class I (SAM)	4,028,841	7,562,731
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	14,467	48,336
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	42,849	9,427
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	677,598	113,664
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,949	10,557
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	421,917	835,879
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,197	49,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	140,469	17,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	142,785	197,790
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,239	29,804
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	129,738	203,546
NVIT Multi-Manager Small Company Fund - Class I (SCF)	47,646	42,193
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	239,588	459,814
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,690	115,757
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,873,706	7,374,469
NVIT Large Cap Growth Fund - Class II (NVOLG2)	4,676,636	5,700,670

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton NVIT International Value Fund - Class III (NVTIV3)	39,040	89,677
NVIT Real Estate Fund - Class II (NVRE2)	915,415	464,771
VPS Growth and Income Portfolio - Class B (ALVGIB)	35,680	390,087
VPS International Value Portfolio - Class B (ALVIVB)	15,271	47,378
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	45,358	232,361
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	441,153	795,488
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	115,136	838
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	23,526	57,159
Managed Tail Risk Fund II: Service Shares (FCA2S)	197,724	213,816
High Income Bond Fund II - Service Shares (FHIBS)	224,287	726,574
Kaufmann Fund II - Primary Shares (FVK2)	40,696	75,430
Quality Bond Fund II - Primary Shares (FQB)	81,219	333,700
Quality Bond Fund II - Service Shares (FQBS)	275,783	643,513
Equity-Income Portfolio - Initial Class (FEIP)	568,341	2,025,117
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	43,446	338,756
High Income Portfolio - Initial Class (FHIP)	390,289	1,436,902
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	45,215	458,550
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	9,349	140,259
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	3,683	30,861
VIP Asset Manager Portfolio - Initial Class (FAMP)	350,174	645,243
VIP Asset Manager Portfolio - Service Class (FAMS)	102,413	127,079
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	54,637	314,675
VIP Balanced Portfolio - Initial Class (FBP)	2,024,216	1,828,723
VIP Balanced Portfolio - Service Class (FBS)	425,084	690,359
VIP Balanced Portfolio - Service Class 2 (FB2)	255,668	239,099
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	538,118	375,412
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	18,325	34,549
VIP Equity-Income Portfolio - Service Class (FEIS)	501,067	1,452,165
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	589,692	1,852,486
VIP Growth & Income Portfolio - Initial Class (FGIP)	262,576	1,155,079
VIP Growth & Income Portfolio - Service Class (FGIS)	245,241	1,662,269
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	126,855	404,504
VIP Growth Portfolio - Initial Class (FGP)	104,490	1,894,074
VIP Growth Portfolio - Service Class (FGS)	228,698	2,069,883
VIP Growth Portfolio - Service Class 2 (FG2)	760,897	1,805,872
VIP High Income Portfolio - Initial Class R (FHIPR)	247,336	183,386
VIP High Income Portfolio - Service Class (FHIS)	186,845	656,145
VIP High Income Portfolio - Service Class 2 (FHI2)	129,639	254,666
VIP High Income Portfolio - Service Class 2R (FHI2R)	105,201	459,833
VIP High Income Portfolio - Service Class R (FHISR)	70,160	179,008
VIP Index 500 Portfolio - Initial Class (FIP)	1,121,563	3,444,889
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	700,972	2,479,006
VIP Mid Cap Portfolio - Initial Class (FMCP)	154,072	506,101
VIP Mid Cap Portfolio - Service Class (FMCS)	217,145	829,516
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	417,534	2,211,278
VIP Money Market Portfolio - Initial Class (FMMP)	2,059,386	3,380,393
VIP Overseas Portfolio - Initial Class (FOP)	219,389	1,150,557
VIP Overseas Portfolio - Service Class (FOS)	21,723	258,609
VIP Overseas Portfolio - Service Class 2 (FO2)	20,229	184,716
VIP Overseas Portfolio - Service Class 2 R (FO2R)	116,561	661,200
VIP Overseas Portfolio - Service Class R (FOSR)	4,142	66,156
VIP Value Portfolio - Service Class 2 (FV2)	26,471	44,602
VIP Value Strategies Portfolio - Service Class (FVSS)	24,236	83,259
VIP Value Portfolio - Service Class (FVS)	11,785	7,822
VIP Growth Strategies Portfolio - Service Class (FAGRS)	161	3,421
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	6,541	60,549
Rising Dividends Securities Fund - Class 1 (FTVRDI)	89,324	147,200
Templeton Foreign Securities Fund - Class 1 (TIF)	3,341	25,828
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	121,636	61,165
Socially Responsive Portfolio - I Class Shares (AMSRS)	827	90,040
Global Securities Fund/VA - Non-Service Shares (OVGS)	342,983	98,242
Global Securities Fund/VA - Service Class (OVGSS)	2,612,352	417,983
Main Street Fund(R)/VA - Service Class (OVGIS)	186,736	737,468
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	65,906	40,544
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	201,171	103,116
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	24,160	38,284
Global Strategic Income Fund/VA: Service Shares (OVSBS)	316,495	1,062,414
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	12,971	449,749
Low Duration Portfolio - Advisor Class (PMVLAD)	46,130	317,026
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	70,858	512
VT Growth & Income Fund: Class IB (PVGIB)	24,208	22,200
VT International Equity Fund: Class IB (PVTIGB)	2,774	16,421
VT Small Cap Value Fund: Class IB (PVTSCB)	21,881	34,564
VT Voyager Fund: Class IB (PVTVB)	49,292	241,000
VI American Franchise Fund - Series II Shares (ACEG2)	28,379	418,221
VI Comstock Fund - Series II Shares (ACC2)	94,460	666,296
VI Core Equity Fund - Series I Shares (AVGI)	27,561	149,134
VI Core Equity Fund - Series II Shares (AVCE2)	21,118	200,069
VI International Growth Fund - Series II Shares (AVIE2)	2,420	109,914
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	16,317	23,660
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	433,619	224,444
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	400	19,766
Variable Insurance Portfolios - Asset Strategy (WRASP)	280,024	1,128,762
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	252,905	42,798
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	2,158	321,587
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)	41,335	2,613,444
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	5,324	224,159
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)	18,698	1,881,117
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	1,012	43,243
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	54,985	625,688

Total	$48,282,150	$102,630,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners' equity presented below may not agree to the contract owners' equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.95% to 1.60%	140,339	$15.65 to $ 15.08	$2,170,823	2.22%	0.96% to 0.30%
2013	0.95% to 1.70%	142,150	15.50 to 14.96	2,183,074	0.97%	13.33% to 12.47%
2012	0.95% to 1.70%	168,317	13.68 to 13.30	2,286,916	1.32%	8.92% to 8.09%
2011	0.95% to 1.70%	223,926	12.56 to 12.30	2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95% to 1.50%	29,638	22.01 to 20.52	641,174	1.72%	12.35% to 11.72%
2013	0.95% to 1.50%	36,717	19.59 to 18.37	707,651	1.83%	30.77% to 30.05%
2012	0.95% to 1.50%	50,707	14.98 to 14.12	748,654	1.99%	14.64% to 14.00%
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.95% to 1.80%	74,895	24.14 to 21.83	1,779,961	1.49%	12.03% to 11.07%
2013	0.95% to 1.80%	95,774	21.55 to 19.66	2,029,663	1.62%	30.45% to 29.34%
2012	0.95% to 1.80%	104,351	16.52 to 15.20	1,684,440	1.77%	14.37% to 13.39%
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.95% to 1.10%	4,685	20.10 to 19.72	92,610	1.07%	12.37% to 12.20%
2013	0.95% to 1.10%	5,119	17.89 to 17.58	90,206	1.31%	33.07% to 32.87%
2012	0.95% to 1.10%	6,697	13.44 to 13.23	88,907	0.85%	10.91% to 10.74%
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
Floating-Rate Income Fund (ETVFR)
2014	1.20%	1,982	9.92	19,659	0.84%	-0.81%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.95% to 1.10%	1,255	14.18 to 14.12	17,737	0.00%	7.01% to 6.85%
2013	0.95% to 1.10%	2,029	13.25 to 13.22	26,827	0.40%	35.71% to 35.51%
2012	0.95% to 1.10%	2,807	9.76 to 9.75	27,392	0.00%	-2.36% to -2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.95% to 1.40%	7,694	14.09 to 13.92	107,898	0.00%	6.67% to 6.18%
2013	0.95% to 1.35%	8,055	13.21 to 13.12	106,042	0.21%	35.31% to 34.76%
2012	0.95% to 1.35%	10,573	9.76 to 9.74	103,100	0.00%	-2.36% to -2.63%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.95% to 1.40%	11,025	9.48 to 9.45	104,191	1.76%	-5.24% to -5.53%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 1.75%	80,623	18.49 to 16.65	1,448,160	0.28%	10.06% to 9.17%
2013	0.95% to 1.75%	93,353	16.80 to 15.26	1,528,763	0.41%	28.82% to 27.78%
2012	0.95% to 1.75%	117,108	13.04 to 11.94	1,489,341	0.22%	15.57% to 14.64%
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
Mid Cap Growth Series - Service Class (MMCGSC)
2014	0.95% to 1.95%	110,623	14.69 to 12.89	1,573,254	0.00%	7.53% to 6.44%
2013	0.95% to 1.95%	134,673	13.66 to 12.11	1,783,856	0.00%	35.91% to 34.54%
2012	0.95% to 1.95%	154,064	10.05 to 9.00	1,507,545	0.00%	15.31% to 14.15%
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
New Discovery Series - Service Class (MNDSC)
2014	0.95% to 1.65%	70,878	21.01 to 19.17	1,450,278	0.00%	-8.37% to -9.02%
2013	0.95% to 1.65%	102,483	22.93 to 21.08	2,287,169	0.00%	39.88% to 38.89%
2012	0.95% to 1.65%	107,570	16.39 to 15.17	1,721,451	0.00%	19.75% to 18.90%
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
Value Series - Service Class (MVFSC)
2014	0.95% to 1.95%	115,716	23.88 to 20.96	2,678,875	1.29%	9.16% to 8.05%
2013	0.95% to 1.95%	136,730	21.88 to 19.40	2,904,326	0.99%	34.31% to 32.95%
2012	0.95% to 1.95%	169,504	16.29 to 14.59	2,689,342	1.35%	14.78% to 13.62%
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.95% to 2.00%	64,727	15.24 to 14.51	975,119	1.90%	0.17% to -0.89%
2013	0.95% to 1.70%	48,519	15.22 to 14.80	734,361	1.27%	26.42% to 25.47%
2012	0.95% to 1.70%	28,442	12.04 to 11.80	340,574	1.53%	14.83% to 13.96%
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 1.75%	22,321	$13.88 to $ 12.62	$306,541	2.93%	6.54% to 5.68%
2013	0.95% to 1.75%	23,731	13.02 to 11.94	305,880	3.03%	-1.52% to -2.32%
2012	0.95% to 1.75%	28,028	13.23 to 12.23	366,476	4.57%	8.15% to 7.28%
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	1.00% to 1.20%	14,648	22.95 to 22.68	334,779	1.88%	11.82% to 11.59%
2013	1.00% to 1.40%	14,663	20.52 to 20.14	299,895	2.69%	30.36% to 29.83%
2012	1.00% to 1.40%	2,136	15.74 to 15.51	33,462	1.00%	13.30% to 12.84%
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.95% to 1.50%	273,288	15.14 to 14.43	4,099,195	0.90%	3.99% to 3.42%
2013	0.95% to 1.50%	323,074	14.56 to 13.95	4,663,034	1.27%	22.11% to 21.44%
2012	0.95% to 1.70%	349,039	11.92 to 11.33	4,121,963	1.30%	14.61% to 13.74%
2011	0.95% to 1.65%	412,268	10.40 to 9.99	4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.95% to 1.80%	83,864	12.15 to 11.27	1,002,287	1.15%	3.98% to 3.09%
2013	0.95% to 1.80%	106,248	11.68 to 10.94	1,226,093	1.63%	-3.50% to -4.33%
2012	0.95% to 1.80%	145,295	12.11 to 11.43	1,741,630	2.07%	3.97% to 3.07%
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.95% to 1.80%	112,401	16.01 to 14.86	1,779,169	0.70%	0.87% to 0.00%
2013	0.95% to 1.80%	126,264	15.87 to 14.86	1,986,456	0.38%	27.42% to 26.33%
2012	0.95% to 1.80%	147,651	12.46 to 11.76	1,825,283	0.86%	20.92% to 19.88%
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.95% to 1.80%	177,632	15.31 to 14.21	2,693,013	0.43%	7.04% to 6.12%
2013	0.95% to 1.80%	211,865	14.31 to 13.39	3,005,839	0.32%	28.38% to 27.28%
2012	0.95% to 1.80%	227,329	11.14 to 10.52	2,515,127	0.21%	16.28% to 15.28%
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.95% to 1.55%	60,623	13.85 to 13.22	832,992	0.79%	9.18% to 8.52%
2013	0.95% to 1.55%	69,286	12.69 to 12.18	873,349	1.05%	31.71% to 30.91%
2012	0.95% to 1.55%	69,933	9.63 to 9.31	670,502	1.00%	15.95% to 15.24%
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.95% to 1.35%	18,526	9.87 to 9.84	182,547	3.93%	-1.31% to -1.59%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.95% to 1.75%	65,863	25.51 to 22.98	1,640,044	1.26%	-6.63% to -7.38%
2013	0.95% to 1.60%	11,457	27.33 to 25.27	308,668	0.95%	-0.52% to -1.18%
2012	0.95% to 1.60%	13,083	27.47 to 25.57	354,705	0.19%	15.88% to 15.11%
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.95% to 1.55%	20,275	9.15 to 8.79	183,256	3.90%	-1.66% to -2.26%
2013	0.95% to 1.55%	18,072	9.31 to 8.99	166,397	0.54%	16.45% to 15.74%
2012	0.95% to 1.55%	17,583	7.99 to 7.77	139,291	0.60%	14.13% to 13.44%
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.95% to 1.35%	6,116	13.48 to 13.12	81,695	0.75%	5.55% to 5.12%
2013	0.95% to 1.55%	10,248	12.77 to 12.34	128,493	1.60%	42.17% to 41.31%
2012	1.00% to 1.35%	2,062	8.96 to 8.81	18,185	0.52%	15.66% to 15.25%
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	1.10%	447	15.46	6,909	1.00%	9.39%
2013	1.10%	447	14.13	6,316	1.02%	37.24%
2012	1.10%	288	10.30	2,965	0.49%	10.27%
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	1.00% to 1.10%	2,044	$15.46 to $ 15.35	$31,454	1.47%	9.40% to 9.29%
2013	1.00% to 1.10%	2,346	14.13 to 14.05	33,022	0.73%	37.17% to 37.03%
2012	0.95% to 1.10%	1,429	10.32 to 10.25	14,690	6.25%	10.32% to 10.16%
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.95% to 1.20%	84,576	13.15 to 12.93	1,097,895	2.05%	3.50% to 3.24%
2013	0.95% to 1.50%	87,629	12.70 to 12.31	1,100,352	0.75%	28.25% to 27.53%
2012	0.95% to 1.50%	10,678	9.91 to 9.65	104,642	1.19%	15.05% to 14.41%
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.95% to 1.60%	72,029	12.99 to 12.44	925,805	2.26%	3.31% to 2.63%
2013	0.95% to 1.60%	80,386	12.58 to 12.12	1,000,844	1.39%	13.57% to 12.82%
2012	0.95% to 1.70%	119,404	11.08 to 10.69	1,312,131	2.03%	10.00% to 9.17%
2011	0.95% to 1.70%	62,474	10.07 to 9.79	626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.95% to 1.65%	49,582	13.24 to 12.63	648,370	2.48%	3.70% to 2.97%
2013	0.95% to 1.65%	50,767	12.77 to 12.27	640,054	1.56%	20.09% to 19.25%
2012	0.95% to 1.65%	52,398	10.63 to 10.29	551,174	1.39%	12.56% to 11.76%
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.95% to 1.50%	36,375	12.25 to 11.80	440,787	1.90%	2.35% to 1.79%
2013	0.95% to 1.50%	48,967	11.97 to 11.60	581,652	1.56%	3.94% to 3.36%
2012	0.95% to 1.70%	49,725	11.51 to 11.11	567,691	1.81%	6.48% to 5.67%
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.95% to 1.75%	166,610	13.13 to 12.44	2,159,968	2.20%	3.58% to 2.74%
2013	0.95% to 1.75%	221,127	12.68 to 12.11	2,780,738	1.52%	16.69% to 15.74%
2012	0.95% to 1.75%	243,547	10.87 to 10.46	2,635,425	1.52%	11.30% to 10.40%
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.95% to 1.40%	12,424	13.17 to 12.78	162,406	2.23%	3.57% to 3.10%
2013	0.95% to 1.10%	13,959	12.72 to 12.61	176,480	0.93%	23.10% to 22.91%
2012	0.95% to 1.10%	53,785	10.33 to 10.26	552,039	1.22%	13.49% to 13.32%
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.95% to 1.60%	99,128	12.81 to 12.26	1,253,777	2.44%	3.09% to 2.42%
2013	0.95% to 1.60%	94,032	12.42 to 11.97	1,154,374	1.39%	10.18% to 9.46%
2012	0.95% to 1.70%	140,692	11.28 to 10.88	1,571,383	2.13%	9.00% to 8.17%
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.95% to 1.20%	538	12.86 to 12.65	6,836	1.26%	4.06% to 3.79%
2013	0.95% to 1.35%	1,919	12.36 to 12.08	23,479	2.02%	-2.84% to -3.24%
2012	0.95% to 1.35%	4,978	12.72 to 12.49	62,811	4.30%	6.73% to 6.30%
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.95% to 1.55%	38,904	12.63 to 12.13	488,836	2.85%	3.68% to 3.06%
2013	0.95% to 1.70%	32,681	12.18 to 11.67	395,943	1.98%	-3.06% to -3.79%
2012	0.95% to 1.70%	45,792	12.57 to 12.13	572,467	2.71%	6.46% to 5.65%
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.95% to 1.55%	40,200	13.69 to 13.14	544,084	1.92%	3.89% to 3.26%
2013	0.95% to 1.70%	45,737	13.18 to 12.62	596,945	1.63%	-2.98% to -3.71%
2012	0.95% to 1.70%	46,546	13.58 to 13.11	627,263	2.14%	6.10% to 5.29%
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2014	0.95% to 1.65%	4,378	$14.83 to $ 13.94	$63,906	0.79%	10.75% to 9.97%
2013	0.95% to 1.65%	7,959	13.39 to 12.68	103,859	0.93%	29.55% to 28.63%
2012	0.95% to 1.65%	11,407	10.34 to 9.86	115,867	1.04%	12.76% to 11.96%
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
NVIT Government Bond Fund - Class I (GBF)
2014	0.95% to 1.85%	414,421	15.01 to 13.35	6,094,662	1.95%	3.58% to 2.63%
2013	0.95% to 1.85%	482,678	14.50 to 13.01	6,865,740	1.87%	-4.97% to -5.83%
2012	0.95% to 1.85%	567,012	15.25 to 13.81	8,499,038	2.03%	2.08% to 1.15%
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.95% to 1.80%	208,877	20.43 to 18.28	4,118,984	1.56%	3.99% to 3.10%
2013	0.95% to 1.85%	247,650	19.64 to 17.63	4,721,809	1.37%	26.04% to 24.89%
2012	0.95% to 1.85%	381,495	15.59 to 14.11	5,789,106	1.47%	14.80% to 13.75%
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.95% to 1.85%	47,801	15.85 to 15.05	751,812	1.43%	3.59% to 2.65%
2013	0.95% to 1.85%	58,907	15.30 to 14.66	893,501	1.69%	12.35% to 11.33%
2012	0.95% to 1.85%	56,679	13.62 to 13.17	766,330	2.48%	8.34% to 7.36%
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	1.00% to 1.20%	3,338	18.06 to 17.85	59,931	1.57%	4.16% to 3.95%
2013	1.00% to 1.50%	5,309	17.34 to 16.93	90,958	1.82%	18.30% to 17.70%
2012	1.00% to 1.50%	5,217	14.65 to 14.38	75,747	2.42%	11.12% to 10.56%
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.95% to 2.15%	459,109	14.83 to 12.68	6,595,738	1.81%	2.90% to 1.66%
2013	0.95% to 2.15%	494,068	14.41 to 12.47	6,913,698	1.58%	3.84% to 2.58%
2012	0.95% to 2.15%	682,003	13.88 to 12.16	9,169,096	1.66%	4.17% to 2.91%
2011	0.95% to 2.15%	777,693	13.33 to 11.81	10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 1.95%	1,938,210	18.22 to 15.99	34,166,235	1.61%	4.18% to 3.13%
2013	0.95% to 1.95%	2,268,124	17.49 to 15.50	38,487,468	1.60%	15.52% to 14.35%
2012	0.95% to 2.10%	2,626,392	15.14 to 13.33	38,727,445	1.54%	9.76% to 8.48%
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95% to 1.95%	931,094	19.65 to 17.25	17,668,342	1.63%	3.96% to 2.91%
2013	0.95% to 1.95%	1,055,764	18.90 to 16.76	19,345,239	1.65%	21.22% to 19.99%
2012	0.95% to 2.10%	1,190,812	15.60 to 13.74	18,035,302	1.53%	12.68% to 11.37%
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to -4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.95% to 2.15%	591,877	16.81 to 14.37	9,626,180	1.62%	3.74% to 2.49%
2013	0.95% to 2.15%	748,885	16.20 to 14.02	11,791,219	1.65%	9.45% to 8.12%
2012	0.95% to 2.15%	859,822	14.80 to 12.97	12,403,575	1.63%	7.01% to 5.71%
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.95% to 1.50%	17,254	27.96 to 26.07	472,453	0.97%	8.38% to 7.78%
2013	0.95% to 1.50%	21,369	25.80 to 24.19	539,951	1.15%	31.78% to 31.05%
2012	0.95% to 1.50%	22,520	19.58 to 18.46	433,046	0.88%	16.35% to 15.71%
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2014	0.95% to 2.15%	112,584	26.01 to 22.29	2,846,260	0.84%	8.14% to 6.83%
2013	0.95% to 2.15%	133,184	24.05 to 20.86	3,125,081	0.90%	31.55% to 29.95%
2012	0.95% to 2.15%	159,612	18.28 to 16.05	2,859,404	0.84%	16.16% to 14.75%
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.95% to 1.80%	1,641,047	$10.41 to $ 9.31	$16,844,106	0.00%	-0.95% to -1.80%
2013	0.95% to 2.00%	1,965,186	10.51 to 9.26	20,375,429	0.00%	-0.95% to -2.00%
2012	0.95% to 2.10%	2,162,305	10.61 to 9.34	22,651,527	0.00%	-0.95% to -2.11%
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	1.10% to 1.40%	1,847	10.99 to 10.77	20,231	2.50%	-2.44% to -2.73%
2013	0.95% to 1.40%	5,153	11.36 to 11.07	58,252	1.14%	19.93% to 19.38%
2012	0.95% to 1.40%	1,979	9.47 to 9.27	18,659	0.52%	14.42% to 13.90%
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	1.10%	3,305	9.04	29,874	1.88%	-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.95% to 1.55%	53,643	9.03 to 8.99	483,983	1.93%	-9.68% to -10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	1.10% to 1.15%	2,809	14.67 to 14.62	41,161	0.23%	8.94% to 8.88%
2013	1.10% to 1.15%	3,341	13.47 to 13.43	44,975	0.59%	32.94% to 32.87%
2012	1.00% to 1.10%	1,938	10.18 to 10.13	19,625	0.18%	14.98% to 14.86%
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.95% to 1.80%	230,538	14.07 to 13.28	3,196,940	0.99%	9.20% to 8.26%
2013	0.95% to 1.80%	286,062	12.88 to 12.27	3,637,106	1.14%	33.74% to 32.60%
2012	0.95% to 1.80%	308,304	9.63 to 9.25	2,938,288	1.05%	16.47% to 15.47%
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.95% to 1.25%	2,793	14.85 to 14.55	41,193	0.00%	2.73% to 2.42%
2013	0.95% to 1.55%	6,268	14.45 to 13.96	88,642	0.00%	37.29% to 36.46%
2012	0.95% to 1.55%	13,885	10.53 to 10.23	144,685	0.00%	13.55% to 12.86%
2011	0.95% to 1.25%	12,359	9.27 to 9.17	114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.95% to 1.40%	17,459	17.86 to 17.32	309,102	1.69%	15.91% to 15.38%
2013	0.95% to 1.40%	13,100	15.41 to 15.01	200,241	1.37%	34.39% to 33.78%
2012	0.95% to 1.40%	12,485	11.46 to 11.22	142,112	1.10%	15.24% to 14.71%
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.95% to 2.15%	46,424	16.60 to 14.19	746,370	0.00%	1.56% to 0.33%
2013	0.95% to 2.15%	56,748	16.35 to 14.14	901,613	0.00%	42.58% to 40.86%
2012	0.95% to 2.15%	73,482	11.47 to 10.04	824,897	0.00%	12.02% to 10.66%
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95% to 1.10%	3,374	26.42 to 25.92	87,739	0.53%	6.01% to 5.84%
2013	0.95% to 1.10%	4,524	24.93 to 24.49	111,074	0.92%	39.07% to 38.86%
2012	0.95% to 1.20%	3,962	17.92 to 17.45	70,137	0.57%	19.30% to 19.00%
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.95% to 1.80%	50,506	23.82 to 21.36	1,166,164	0.30%	5.75% to 4.84%
2013	0.95% to 1.80%	58,522	22.53 to 20.37	1,282,510	0.62%	38.69% to 37.50%
2012	0.95% to 1.80%	72,656	16.24 to 14.82	1,151,046	0.50%	19.16% to 18.13%
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.95% to 1.50%	11,568	25.61 to 23.88	292,855	0.16%	-0.14% to -0.70%
2013	0.95% to 1.50%	13,077	25.65 to 24.05	331,302	0.15%	39.57% to 38.79%
2012	0.95% to 1.50%	22,240	18.38 to 17.33	403,394	0.15%	14.40% to 13.77%
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.95% to 1.95%	51,709	25.51 to 22.38	1,282,414	0.00%	-0.40% to -1.41%
2013	0.95% to 2.00%	69,761	25.61 to 22.56	1,733,408	0.13%	39.22% to 37.74%
2012	0.95% to 2.00%	87,173	18.39 to 16.38	1,562,364	0.00%	14.13% to 12.92%
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.95% to 1.55%	16,278	$10.80 to $ 10.37	$174,287	0.75%	-0.46% to -1.06%
2013	0.95% to 1.55%	26,766	10.85 to 10.48	288,374	1.19%	-0.85% to -1.45%
2012	0.95% to 1.55%	23,857	10.94 to 10.63	259,530	1.22%	2.54% to 1.91%
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95% to 1.50%	2,244,672	23.23 to 22.51	50,895,526	0.70%	7.77% to 7.17%
2013	0.95% to 1.50%	2,543,792	21.56 to 21.00	53,753,200	0.77%	35.40% to 34.65%
2012	0.95% to 1.50%	2,940,828	15.92 to 15.60	46,090,841	0.67%	17.56% to 16.90%
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.95% to 2.15%	1,750,475	22.90 to 21.37	39,830,519	0.45%	7.53% to 6.23%
2013	0.95% to 2.15%	1,981,457	21.29 to 20.12	41,961,399	0.51%	34.99% to 33.36%
2012	0.95% to 2.15%	2,393,758	15.77 to 15.09	37,602,034	0.43%	17.29% to 15.87%
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.95% to 1.35%	2,541	15.17 to 14.82	38,447	2.62%	-9.02% to -9.39%
2013	0.95% to 1.40%	6,203	16.67 to 16.32	103,063	2.10%	18.95% to 18.41%
2012	0.95% to 1.40%	2,457	14.01 to 13.78	34,230	2.82%	18.43% to 17.89%
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.95% to 1.80%	113,421	14.51 to 13.70	1,627,083	2.88%	27.38% to 26.29%
2013	0.95% to 1.80%	109,194	11.39 to 10.85	1,232,835	1.18%	1.72% to 0.85%
2012	0.95% to 1.80%	135,620	11.20 to 10.76	1,507,897	0.78%	14.48% to 13.50%
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.15%	121,141	19.98 to 17.08	2,352,952	1.09%	8.25% to 6.94%
2013	0.95% to 2.15%	140,316	18.45 to 15.97	2,525,814	1.14%	33.31% to 31.70%
2012	0.95% to 2.15%	159,612	13.84 to 12.12	2,159,417	1.32%	16.13% to 14.72%
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
VPS International Value Portfolio - Class B (ALVIVB)
2014	0.95% to 2.15%	24,981	17.38 to 14.86	415,279	3.28%	-7.35% to -8.47%
2013	0.95% to 2.15%	27,261	18.76 to 16.23	491,128	5.53%	21.56% to 20.09%
2012	0.95% to 2.15%	35,750	15.43 to 13.52	533,162	1.35%	13.11% to 11.73%
2011	0.95% to 2.15%	41,255	13.64 to 12.10	546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2014	0.95% to 1.65%	45,639	18.25 to 16.66	807,611	0.00%	12.76% to 11.96%
2013	0.95% to 1.65%	56,707	16.19 to 14.88	894,674	0.00%	35.70% to 34.74%
2012	0.95% to 1.75%	67,993	11.93 to 10.92	794,962	0.03%	15.59% to 14.66%
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.95% to 2.15%	112,116	31.61 to 27.02	3,439,433	0.46%	7.91% to 6.60%
2013	0.95% to 2.15%	137,549	29.30 to 25.35	3,921,951	0.42%	36.33% to 34.68%
2012	0.95% to 2.15%	152,995	21.49 to 18.82	3,211,062	0.29%	17.34% to 15.92%
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2014	0.95% to 1.40%	11,061	10.92 to 10.88	120,416	0.00%	9.15% to 8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95% to 1.35%	10,279	28.05 to 26.65	283,037	0.62%	4.12% to 3.70%
2013	0.95% to 1.35%	12,180	26.93 to 25.70	322,948	1.23%	39.38% to 38.82%
2012	0.95% to 1.35%	15,639	19.32 to 18.52	297,485	0.50%	14.64% to 14.18%
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 1.70%	60,860	13.38 to 12.15	799,335	1.76%	-2.27% to -3.01%
2013	0.95% to 1.70%	76,109	13.69 to 12.53	1,023,056	0.76%	15.01% to 14.14%
2012	0.95% to 1.80%	93,020	11.90 to 10.86	1,087,947	0.25%	8.98% to 8.04%
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2014	0.95% to 1.80%	125,472	$23.50 to $ 21.03	$2,857,006	5.89%	1.45% to 0.58%
2013	0.95% to 1.80%	153,786	23.16 to 20.91	3,465,339	6.92%	5.72% to 4.81%
2012	0.95% to 1.80%	200,341	21.91 to 19.95	4,291,225	7.35%	13.22% to 12.24%
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
Kaufmann Fund II - Primary Shares (FVK2)
2014	0.95% to 1.50%	8,819	17.10 to 16.64	149,535	0.00%	8.67% to 8.07%
2013	0.95% to 1.50%	12,279	15.73 to 15.40	191,594	0.00%	38.79% to 38.02%
2012	0.95% to 1.50%	16,007	11.33 to 11.16	180,401	0.00%	16.17% to 15.53%
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95% to 1.55%	98,605	16.26 to 15.06	1,570,990	3.89%	2.81% to 2.18%
2013	0.95% to 1.55%	117,441	15.81 to 14.74	1,822,405	4.34%	0.08% to -0.53%
2012	0.95% to 1.55%	134,422	15.80 to 14.82	2,091,411	4.20%	8.68% to 8.02%
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 1.85%	238,549	15.93 to 14.19	3,714,240	3.60%	2.53% to 1.60%
2013	0.95% to 1.85%	268,308	15.54 to 13.97	4,082,542	4.13%	-0.21% to -1.11%
2012	0.95% to 1.85%	354,638	15.57 to 14.12	5,411,479	3.86%	8.40% to 7.42%
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.30% to 1.50%	394,042	26.56 to 21.63	10,200,435	2.67%	7.30% to 7.09%
2013	1.30% to 1.50%	463,618	24.75 to 20.20	11,199,880	2.48%	26.48% to 26.23%
2012	1.30% to 1.50%	507,520	19.57 to 16.00	9,705,262	2.96%	15.78% to 15.54%
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	0.95% to 1.95%	79,068	23.30 to 20.49	1,796,335	0.74%	5.50% to 4.44%
2013	0.95% to 1.95%	92,206	22.08 to 19.62	1,983,994	0.68%	28.95% to 27.65%
2012	0.95% to 1.95%	99,887	17.12 to 15.37	1,671,735	0.35%	25.85% to 24.58%
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
High Income Portfolio - Initial Class (FHIP)
2014	1.30% to 1.50%	375,714	17.85 to 14.71	6,558,477	5.35%	-0.16% to -0.36%
2013	1.30% to 1.50%	450,266	17.88 to 14.76	7,879,608	5.49%	4.57% to 4.36%
2012	1.30% to 1.50%	527,758	17.10 to 14.14	8,839,262	5.51%	12.74% to 12.51%
2011	1.30% to 1.50%	614,623	15.17 to 12.57	9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2014	1.30% to 1.50%	61,021	21.38 to 17.70	1,283,763	0.96%	4.50% to 4.29%
2013	1.30% to 1.50%	80,193	20.46 to 16.97	1,616,561	1.04%	20.82% to 20.58%
2012	1.30% to 1.50%	83,931	16.94 to 14.07	1,401,654	1.25%	13.95% to 13.72%
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2014	0.95% to 1.40%	41,502	18.09 to 14.22	737,526	0.94%	4.75% to 4.27%
2013	0.95% to 1.40%	48,850	17.27 to 13.64	831,160	0.61%	21.18% to 20.63%
2012	0.95% to 1.40%	84,963	14.26 to 11.31	1,197,887	1.28%	14.24% to 13.72%
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2014	0.95% to 1.60%	30,869	13.80 to 12.53	422,830	0.76%	4.55% to 3.86%
2013	0.95% to 1.60%	32,797	13.20 to 12.06	429,903	0.72%	20.93% to 20.14%
2012	0.95% to 1.60%	35,856	10.91 to 10.04	388,261	1.02%	14.02% to 13.27%
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.30% to 1.45%	107,603	22.73 to 19.39	2,400,782	1.41%	4.46% to 4.30%
2013	1.30% to 1.50%	126,599	21.76 to 18.44	2,704,863	1.58%	14.20% to 13.97%
2012	1.30% to 1.50%	135,505	19.05 to 16.18	2,537,371	1.58%	11.02% to 10.79%
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Service Class (FAMS)
2014	0.95% to 1.05%	80,520	$19.79 to $ 19.46	$1,581,897	1.38%	4.68% to 4.58%
2013	0.95% to 1.05%	85,967	18.91 to 18.61	1,614,359	1.39%	14.43% to 14.32%
2012	0.95% to 1.05%	100,275	16.52 to 16.28	1,647,064	1.31%	11.36% to 11.24%
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.95% to 1.45%	49,100	15.84 to 14.71	769,485	1.10%	4.54% to 4.01%
2013	0.95% to 1.60%	69,032	15.15 to 13.85	1,030,063	1.36%	14.24% to 13.49%
2012	0.95% to 1.60%	79,530	13.27 to 12.20	1,041,036	1.22%	11.17% to 10.44%
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
VIP Balanced Portfolio - Initial Class (FBP)
2014	1.30% to 1.50%	434,666	31.53 to 21.25	13,321,733	1.44%	8.83% to 8.61%
2013	1.30% to 1.50%	485,796	28.97 to 19.57	13,696,223	1.46%	18.10% to 17.86%
2012	1.30% to 1.50%	577,514	24.53 to 16.60	13,811,869	1.62%	13.57% to 13.34%
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
VIP Balanced Portfolio - Service Class (FBS)
2014	0.95% to 1.10%	118,246	21.73 to 17.70	2,550,206	1.24%	9.05% to 8.88%
2013	0.95% to 1.10%	148,915	19.93 to 16.02	2,946,940	1.31%	18.36% to 18.07%
2012	0.95% to 1.20%	189,018	16.84 to 13.57	3,161,426	1.40%	13.86% to 13.57%
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
VIP Balanced Portfolio - Service Class 2 (FB2)
2014	0.95% to 1.60%	93,094	18.44 to 16.74	1,681,483	1.25%	8.97% to 8.26%
2013	0.95% to 1.60%	105,170	16.92 to 15.47	1,743,204	1.22%	18.15% to 17.37%
2012	0.95% to 1.60%	131,625	14.32 to 13.18	1,850,114	1.44%	13.73% to 12.98%
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2014	0.95% to 2.00%	116,427	15.97 to 13.72	1,770,182	0.21%	9.61% to 8.45%
2013	0.95% to 1.60%	104,643	14.57 to 13.36	1,496,792	0.13%	36.94% to 36.04%
2012	0.95% to 1.70%	99,254	10.64 to 9.70	1,038,939	0.49%	21.08% to 20.17%
2011	0.95% to 1.70%	104,431	8.79 to 8.07	903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2014	0.95% to 1.20%	13,050	16.34 to 15.76	212,854	0.39%	9.83% to 9.55%
2013	0.95% to 1.20%	14,667	14.88 to 14.39	217,744	0.27%	37.08% to 36.73%
2012	0.95% to 1.20%	15,873	10.85 to 10.52	172,030	0.71%	21.44% to 21.13%
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95% to 1.50%	402,616	22.04 to 16.69	8,468,034	2.64%	7.61% to 7.02%
2013	0.95% to 1.50%	462,833	20.48 to 17.43	9,043,001	2.33%	26.80% to 26.14%
2012	0.95% to 1.50%	527,563	16.15 to 12.37	8,131,818	2.85%	16.07% to 15.43%
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.95% to 2.15%	594,958	19.32 to 16.16	11,187,217	2.54%	7.45% to 6.15%
2013	0.95% to 2.15%	683,462	17.98 to 15.22	11,964,997	2.15%	26.61% to 25.08%
2012	0.95% to 2.15%	843,754	14.20 to 12.17	11,691,740	2.76%	15.94% to 14.53%
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2014	1.30% to 1.50%	203,647	27.81 to 22.61	5,530,484	1.67%	9.04% to 8.81%
2013	1.30% to 1.50%	238,479	25.51 to 20.78	5,947,450	1.89%	31.83% to 31.56%
2012	1.30% to 1.50%	263,647	19.35 to 15.79	4,988,925	2.11%	17.02% to 16.78%
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
VIP Growth & Income Portfolio - Service Class (FGIS)
2014	0.95% to 1.30%	285,159	22.70 to 16.16	6,419,300	1.50%	9.34% to 8.95%
2013	0.95% to 1.30%	353,069	20.76 to 14.83	7,269,011	1.72%	32.19% to 31.73%
2012	0.95% to 1.30%	406,285	15.71 to 11.26	6,332,862	2.12%	17.27% to 16.86%
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2014	0.95% to 2.15%	243,776	$17.10 to $ 14.30	$4,071,965	1.55%	9.18% to 7.86%
2013	0.95% to 2.15%	262,797	15.66 to 13.26	4,028,145	1.58%	31.98% to 30.39%
2012	0.95% to 2.15%	318,589	11.86 to 10.17	3,707,914	1.93%	17.12% to 15.70%
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
VIP Growth Portfolio - Initial Class (FGP)
2014	1.30% to 1.50%	394,918	26.44 to 22.03	10,177,287	0.18%	9.85% to 9.63%
2013	1.30% to 1.50%	462,031	24.07 to 20.10	10,844,483	0.28%	34.56% to 34.29%
2012	1.30% to 1.50%	526,541	17.89 to 14.97	9,198,366	0.55%	13.19% to 12.97%
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95% to 1.65%	411,021	22.83 to 14.02	9,222,102	0.09%	10.13% to 9.35%
2013	0.95% to 1.65%	492,685	20.73 to 12.82	10,047,914	0.17%	34.91% to 33.96%
2012	0.95% to 1.65%	659,289	15.36 to 9.57	9,991,339	0.48%	13.45% to 12.65%
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.95% to 1.85%	654,436	11.92 to 10.43	7,636,791	0.00%	9.96% to 8.96%
2013	0.95% to 1.85%	740,866	10.84 to 9.57	7,873,933	0.04%	34.71% to 33.49%
2012	0.95% to 1.85%	863,598	8.05 to 7.17	6,823,232	0.33%	13.31% to 12.28%
2011	0.95% to 1.85%	1,054,013	7.10 to 6.38	7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	1.40% to 1.50%	63,422	13.92 to 13.82	882,540	5.52%	-0.24% to -0.34%
2013	1.40% to 1.50%	61,712	13.96 to 13.86	860,855	5.21%	4.48% to 4.38%
2012	1.40% to 1.50%	76,857	13.36 to 13.28	1,026,303	5.39%	12.70% to 12.58%
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.95% to 1.50%	208,487	15.30 to 13.81	3,163,495	5.30%	0.11% to -0.44%
2013	0.95% to 1.50%	248,409	15.28 to 13.87	3,766,338	5.58%	4.87% to 4.29%
2012	0.95% to 1.50%	277,431	14.57 to 13.30	4,013,990	5.40%	13.11% to 12.48%
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
VIP High Income Portfolio - Service Class 2 (FHI2)
2014	0.95% to 1.85%	142,253	15.92 to 13.92	2,220,154	5.43%	-0.05% to -0.96%
2013	0.95% to 1.80%	156,682	15.93 to 14.06	2,448,959	5.15%	4.69% to 3.74%
2012	0.95% to 1.85%	200,151	15.21 to 13.55	2,995,920	5.27%	12.89% to 11.86%
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.95% to 1.80%	54,288	14.17 to 13.26	756,178	4.59%	-0.05% to -0.91%
2013	0.95% to 1.80%	81,373	14.17 to 13.38	1,137,128	5.60%	4.86% to 3.96%
2012	0.95% to 1.80%	107,009	13.52 to 12.87	1,431,353	5.85%	12.81% to 11.84%
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.95% to 1.05%	21,666	14.31 to 14.20	309,128	4.73%	0.03% to -0.07%
2013	0.95% to 1.05%	30,096	14.31 to 14.21	429,467	5.51%	4.92% to 4.81%
2012	0.95% to 1.05%	32,367	13.64 to 13.56	440,770	5.63%	13.01% to 12.90%
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
VIP Index 500 Portfolio - Initial Class (FIP)
2014	0.95% to 1.70%	908,022	23.17 to 15.32	22,232,469	1.58%	12.49% to 11.64%
2013	0.95% to 1.70%	1,013,678	20.60 to 13.72	22,128,351	1.79%	30.99% to 30.00%
2012	0.95% to 1.70%	1,216,495	15.72 to 10.56	20,132,649	1.96%	14.81% to 13.94%
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2014	0.95% to 1.70%	523,278	21.08 to 17.54	10,971,259	2.05%	4.82% to 4.03%
2013	0.95% to 1.70%	614,258	20.11 to 16.86	12,322,556	2.14%	-2.71% to -3.45%
2012	0.95% to 1.70%	777,377	20.67 to 17.47	16,103,165	2.37%	4.89% to 4.09%
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Initial Class (FMCP)
2014	1.30%	44,778	$60.74	$2,719,839	0.26%	4.90%
2013	1.30%	51,528	57.90	2,983,504	0.51%	34.46%
2012	1.30%	59,838	43.06	2,576,666	0.61%	13.34%
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95% to 1.85%	110,806	63.26 to 50.61	6,952,474	0.16%	5.19% to 4.23%
2013	0.95% to 1.85%	122,757	60.14 to 48.55	7,326,939	0.42%	34.77% to 33.55%
2012	0.95% to 1.85%	133,044	44.62 to 36.36	5,894,994	0.50%	13.66% to 12.62%
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.95% to 2.15%	406,269	35.74 to 29.89	14,218,753	0.02%	5.02% to 3.75%
2013	0.95% to 2.15%	466,088	34.03 to 28.81	15,517,857	0.25%	34.58% to 32.95%
2012	0.95% to 2.15%	581,491	25.29 to 21.67	14,419,390	0.37%	13.47% to 12.09%
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
VIP Money Market Portfolio - Initial Class (FMMP)
2014	0.95% to 1.50%	402,886	12.83 to 11.79	5,042,132	0.01%	-0.94% to -1.49%
2013	0.95% to 1.50%	500,583	12.95 to 11.97	6,363,170	0.03%	-0.92% to -1.47%
2012	0.95% to 1.50%	727,068	13.09 to 12.15	9,361,044	0.14%	-0.82% to -1.37%
2011	0.95% to 1.50%	832,065	13.18 to 12.31	10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.30% to 1.50%	390,733	19.64 to 16.21	7,538,148	1.28%	-9.27% to -9.46%
2013	1.30% to 1.50%	436,028	21.65 to 17.90	9,283,388	1.37%	28.74% to 28.48%
2012	1.30% to 1.50%	483,992	16.82 to 13.93	8,008,247	1.91%	19.17% to 18.93%
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.95% to 1.45%	96,139	16.81 to 13.64	1,597,059	1.18%	-9.03% to -9.49%
2013	0.95% to 1.45%	109,793	18.48 to 15.07	2,006,235	0.96%	29.14% to 28.49%
2012	0.95% to 1.45%	176,981	14.31 to 11.73	2,509,224	1.77%	19.39% to 18.79%
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	0.95% to 2.15%	131,974	11.59 to 9.70	1,500,228	1.06%	-9.17% to -10.27%
2013	0.95% to 2.15%	145,485	12.77 to 10.81	1,824,186	1.08%	28.93% to 27.37%
2012	0.95% to 2.15%	164,635	9.90 to 8.48	1,603,863	1.62%	19.23% to 17.78%
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.95% to 2.00%	96,924	15.61 to 13.93	1,481,255	1.03%	-9.18% to -10.14%
2013	0.95% to 1.75%	130,256	17.18 to 15.89	2,211,575	1.32%	28.92% to 27.88%
2012	0.95% to 2.10%	131,517	13.33 to 12.05	1,730,594	1.70%	19.30% to 17.92%
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95% to 1.45%	19,365	15.86 to 15.03	301,657	1.14%	-9.05% to -9.51%
2013	0.95% to 1.45%	23,103	17.44 to 16.61	396,954	1.15%	29.06% to 28.41%
2012	0.95% to 1.45%	31,250	13.52 to 12.94	417,916	1.81%	19.52% to 18.92%
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
VIP Value Portfolio - Service Class 2 (FV2)
2014	0.95% to 1.75%	23,065	19.64 to 17.59	443,199	1.10%	10.05% to 9.16%
2013	0.95% to 1.75%	24,971	17.84 to 16.11	437,036	0.90%	30.93% to 29.87%
2012	0.95% to 1.75%	26,786	13.63 to 12.41	359,102	1.36%	19.40% to 18.43%
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.95% to 1.20%	5,297	25.10 to 24.31	131,973	0.82%	5.68% to 5.41%
2013	0.95% to 1.20%	7,784	23.75 to 23.06	184,084	0.85%	29.21% to 28.88%
2012	0.95% to 1.10%	7,989	18.38 to 18.09	146,242	0.33%	25.89% to 25.70%
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Portfolio - Service Class (FVS)
2014	0.95% to 1.05%	11,500	$20.05 to $ 19.78	$230,118	1.28%	10.25% to 10.14%
2013	0.95% to 1.05%	11,786	18.19 to 17.96	213,945	0.85%	31.04% to 30.90%
2012	0.95% to 1.05%	14,656	13.88 to 13.72	202,937	1.63%	19.65% to 19.53%
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
VIP Growth Strategies Portfolio - Service Class (FAGRS)
2014	0.95% to 1.00%	2,424	16.65 to 16.54	40,331	0.01%	12.45% to 12.39%
2013	0.95% to 1.00%	2,616	14.81 to 14.71	38,708	0.00%	35.75% to 35.68%
2012	0.95% to 1.00%	4,715	10.91 to 10.84	51,318	0.00%	10.55% to 10.49%
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2014	0.95% to 2.15%	34,379	16.18 to 13.64	538,634	0.00%	12.33% to 10.97%
2013	0.95% to 2.15%	37,768	14.40 to 12.29	527,816	0.00%	35.41% to 33.77%
2012	0.95% to 2.15%	44,317	10.64 to 9.19	458,483	0.00%	10.47% to 9.13%
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.95% to 1.50%	51,315	23.12 to 21.56	1,164,183	1.55%	7.97% to 7.37%
2013	0.95% to 1.50%	55,290	21.42 to 20.08	1,163,914	1.75%	28.82% to 28.10%
2012	0.95% to 1.50%	66,712	16.63 to 15.67	1,093,267	1.82%	11.11% to 10.49%
2011	0.95% to 1.55%	73,800	14.96 to 14.14	1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.95% to 1.35%	7,607	17.70 to 16.82	132,118	2.11%	-11.73% to -12.09%
2013	0.95% to 1.35%	8,833	20.05 to 19.13	174,111	2.51%	22.10% to 21.61%
2012	0.95% to 1.35%	10,629	16.42 to 15.73	171,931	3.14%	17.47% to 16.99%
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.95% to 1.45%	45,326	12.97 to 12.53	580,911	2.62%	1.87% to 1.36%
2013	0.95% to 1.40%	41,509	12.73 to 12.40	523,166	12.05%	22.59% to 22.04%
2012	0.95% to 1.40%	35,101	10.38 to 10.16	361,174	2.65%	14.23% to 13.71%
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.95% to 1.50%	10,867	21.47 to 20.24	231,612	0.32%	9.33% to 8.73%
2013	0.95% to 1.70%	15,344	19.64 to 18.25	297,883	0.72%	36.30% to 35.27%
2012	0.95% to 1.70%	14,053	14.41 to 13.49	200,212	0.18%	9.92% to 9.09%
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95% to 1.50%	10,880	24.18 to 22.54	258,268	1.70%	1.32% to 0.76%
2013	0.95% to 1.35%	1,030	23.86 to 22.77	24,135	1.68%	26.10% to 25.59%
2012	0.95% to 1.35%	7,216	18.92 to 18.13	134,619	2.31%	20.11% to 19.62%
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.95% to 1.95%	181,662	23.46 to 20.59	4,156,861	1.02%	1.09% to 0.07%
2013	0.95% to 1.95%	93,510	23.21 to 20.57	2,116,024	1.17%	25.78% to 24.52%
2012	0.95% to 1.95%	109,538	18.45 to 16.52	1,976,617	1.92%	19.80% to 18.59%
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.95% to 2.15%	251,712	19.53 to 16.69	4,791,120	0.58%	9.35% to 8.03%
2013	0.95% to 2.15%	286,306	17.86 to 15.45	4,991,994	0.84%	30.19% to 28.61%
2012	0.95% to 2.15%	353,391	13.72 to 12.01	4,746,464	0.66%	15.50% to 14.10%
2011	0.95% to 2.15%	409,404	11.88 to 10.53	4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.95% to 1.35%	14,785	30.78 to 29.25	447,663	0.88%	10.87% to 10.42%
2013	0.95% to 1.35%	16,048	27.76 to 26.49	439,042	0.98%	39.68% to 39.11%
2012	0.95% to 1.35%	17,060	19.88 to 19.04	335,083	0.53%	16.86% to 16.39%
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.95% to 2.00%	32,819	$17.22 to $ 15.70	$550,094	0.66%	10.59% to 9.42%
2013	0.95% to 1.50%	31,057	15.57 to 14.92	475,099	0.70%	39.29% to 38.52%
2012	0.95% to 1.50%	30,355	11.18 to 10.77	334,019	0.32%	16.55% to 15.90%
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.95% to 1.50%	20,807	10.24 to 10.12	212,286	4.17%	1.86% to 1.30%
2013	0.95% to 1.50%	22,850	10.05 to 9.99	229,262	5.11%	-1.08% to -1.63%
2012	0.95% to 1.40%	24,123	10.16 to 10.15	245,093	0.00%	1.62% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.95% to 1.80%	248,662	19.40 to 17.36	4,711,890	3.99%	1.52% to 0.65%
2013	0.95% to 1.85%	295,343	19.11 to 17.15	5,528,325	4.65%	-1.31% to -2.21%
2012	0.95% to 1.85%	400,651	19.36 to 17.53	7,619,995	5.61%	12.07% to 11.05%
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.95% to 1.75%	21,232	12.15 to 11.60	253,914	1.97%	-0.65% to -1.45%
2013	0.95% to 1.75%	56,171	12.23 to 11.77	674,800	1.69%	-7.45% to -8.20%
2012	0.95% to 1.75%	67,913	13.21 to 12.83	886,793	5.20%	4.23% to 3.39%
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.95% to 1.75%	95,889	11.82 to 11.29	1,124,571	1.02%	-0.21% to -1.01%
2013	0.95% to 1.75%	118,762	11.84 to 11.40	1,398,080	1.38%	-1.18% to -1.98%
2012	0.95% to 1.75%	141,753	11.98 to 11.63	1,690,885	1.78%	4.74% to 3.89%
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	1.35% to 1.40%	6,507	9.70 to 9.69	63,081	2.88%	-3.02% to -3.06%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.95% to 1.60%	6,503	21.99 to 20.36	139,155	1.35%	9.68% to 8.96%
2013	0.95% to 1.40%	6,362	20.05 to 19.10	125,320	1.51%	34.39% to 33.78%
2012	0.95% to 1.35%	6,844	14.92 to 14.35	100,923	1.84%	18.00% to 17.53%
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.95% to 1.35%	6,576	15.63 to 14.85	100,807	0.97%	-7.66% to -8.04%
2013	0.95% to 1.35%	7,374	16.93 to 16.15	122,673	1.39%	26.85% to 26.34%
2012	0.95% to 1.35%	9,527	13.34 to 12.79	125,217	2.04%	20.76% to 20.27%
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014	0.95% to 1.50%	2,537	23.27 to 21.69	57,849	0.60%	2.45% to 1.88%
2013	0.95% to 1.50%	4,015	22.71 to 21.29	89,611	1.06%	38.28% to 37.51%
2012	0.95% to 1.50%	7,469	16.42 to 15.48	120,053	0.47%	16.37% to 15.72%
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 1.55%	36,089	20.87 to 19.33	730,917	0.84%	8.68% to 8.02%
2013	0.95% to 1.55%	47,114	19.20 to 17.90	876,129	0.78%	42.36% to 41.50%
2012	0.95% to 1.60%	52,325	13.49 to 12.58	687,532	0.34%	13.14% to 12.40%
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.95% to 1.85%	122,995	17.66 to 15.70	2,106,204	0.00%	7.14% to 6.17%
2013	0.95% to 1.85%	145,154	16.48 to 14.79	2,325,884	0.24%	38.47% to 37.21%
2012	0.95% to 1.85%	177,319	11.91 to 10.78	2,052,731	0.00%	12.32% to 11.29%
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
VI Comstock Fund - Series II Shares (ACC2)
2014	0.95% to 2.15%	231,791	21.42 to 18.31	4,836,609	1.08%	8.06% to 6.75%
2013	0.95% to 2.15%	260,485	19.82 to 17.15	5,039,560	1.42%	34.36% to 32.74%
2012	0.95% to 2.15%	326,060	14.75 to 12.92	4,703,928	1.44%	17.79% to 16.36%
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.95% to 1.35%	5,234	$16.97 to $ 16.38	$87,687	0.77%	7.12% to 6.69%
2013	0.95% to 1.35%	12,622	15.84 to 15.36	198,308	1.36%	28.02% to 27.50%
2012	0.95% to 1.35%	15,157	12.37 to 12.04	186,025	0.94%	12.80% to 12.34%
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
VI Core Equity Fund - Series II Shares (AVCE2)
2014	0.95% to 1.80%	43,593	16.61 to 15.41	709,156	0.64%	6.82% to 5.91%
2013	0.95% to 1.80%	54,719	15.55 to 14.55	837,137	1.25%	27.71% to 26.62%
2012	0.95% to 1.80%	62,373	12.17 to 11.49	749,497	0.85%	12.53% to 11.56%
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
VI International Growth Fund - Series II Shares (AVIE2)
2014	0.95% to 1.80%	6,963	24.00 to 21.48	163,423	1.29%	-0.86% to -1.71%
2013	0.95% to 1.80%	11,559	24.21 to 21.85	273,472	0.99%	17.59% to 16.58%
2012	0.95% to 1.80%	14,228	20.59 to 18.74	287,288	1.28%	14.16% to 13.18%
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.95% to 1.35%	6,573	21.63 to 20.56	139,185	0.04%	3.44% to 3.02%
2013	0.95% to 1.35%	7,548	20.91 to 19.96	154,972	0.67%	27.59% to 27.08%
2012	0.95% to 1.35%	10,319	16.39 to 15.70	166,546	0.06%	9.90% to 9.45%
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2014	0.95% to 1.40%	34,151	8.43 to 8.33	286,074	0.00%	-20.11% to -20.48%
2013	0.95% to 1.35%	16,288	10.56 to 10.49	171,449	0.46%	9.25% to 8.81%
2012	0.95% to 1.35%	14,833	9.66 to 9.64	143,166	1.16%	-3.37% to -3.63%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.95% to 1.75%	40,710	8.56 to 8.38	347,324	0.09%	-19.87% to -20.52%
2013	0.95% to 1.75%	42,131	10.68 to 10.54	449,184	0.78%	9.48% to 8.60%
2012	0.95% to 1.75%	58,355	9.76 to 9.71	568,920	0.60%	-2.41% to -2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.95% to 1.75%	74,382	16.15 to 15.42	1,189,002	0.49%	-6.16% to -6.92%
2013	0.95% to 1.75%	138,954	17.21 to 16.57	2,364,730	1.31%	23.94% to 22.94%
2012	0.95% to 1.75%	155,984	13.89 to 13.48	2,148,283	1.16%	18.04% to 17.09%
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.95% to 1.40%	23,608	24.05 to 23.44	560,397	0.00%	-2.81% to -3.25%
2013	0.95% to 1.15%	14,764	24.75 to 24.52	364,174	0.00%	48.80% to 48.50%
2012	0.95% to 1.55%	8,083	16.63 to 16.26	133,915	0.00%	6.84% to 6.20%
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95% to 1.50%	15,519	20.87 to 19.78	318,795	0.00%	26.13% to 25.43%
2012	0.95% to 1.50%	16,467	16.55 to 15.77	268,915	2.48%	20.07% to 19.40%
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95% to 2.00%	128,666	20.38 to 18.39	2,570,590	0.00%	25.80% to 24.47%
2012	0.95% to 2.00%	171,484	16.20 to 14.77	2,726,927	1.98%	19.80% to 18.53%
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95% to 1.35%	13,150	16.76 to 16.18	216,553	2.21%	5.92% to 5.49%
2012	0.95% to 1.35%	15,782	15.82 to 15.34	246,111	10.04%	13.62% to 13.16%
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95% to 2.00%	95,658	20.60 to 18.58	1,929,994	0.39%	-0.51% to -1.56%
2012	0.95% to 2.00%	134,692	20.70 to 18.88	2,731,634	0.25%	15.80% to 14.57%
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95% to 1.10%	2,986	$13.16 to $ 12.97	$38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	****
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.10%	3,335	13.05	43,524	1.82%	20.09%
2012	0.95% to 1.10%	5,152	11.01 to 10.87	56,211	0.37%	16.12% to 15.94%
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95% to 1.55%	46,158	12.91 to 12.17	588,402	2.38%	19.95% to 19.22%
2012	0.95% to 1.55%	59,971	10.76 to 10.21	636,623	0.14%	15.83% to 15.13%
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2014	Reserves for annuity contracts in payout phase:			696,109
2014	Contract owners equity:			$472,145,376
2013	Reserves for annuity contracts in payout phase:			744,588
2013	Contract owners equity:			$520,219,801
2012	Reserves for annuity contracts in payout phase:			580,219
2012	Contract owners equity:			$507,833,832
2011	Reserves for annuity contracts in payout phase:			869,225
2011	Contract owners equity:			$541,215,504
2010	Reserves for annuity contracts in payout phase:			1,133,318
2010	Contract owners equity:			$699,931,571

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.